M.S.D.&T. Funds, Inc.

--------------------------------------------------------------------------------


Semi-Annual Report

NOVEMBER 30, 1999

Table of Contents

Chairman's Letter                                                              i
Funds Reviews                                                                 ii
Statements of Net Assets
   Prime Money Market Fund                                                     1
   Government Money Market Fund                                                3
   Tax-Exempt Money Market Fund                                                5
   Growth & Income Fund                                                        9
   Equity Income Fund                                                         11
   Equity Growth Fund                                                         14
   International Equity Fund                                                  16
   Diversified Real Estate Fund                                               20
   Limited Maturity Bond Fund                                                 22
   Total Return Bond Fund                                                     25
   Maryland Tax-Exempt Bond Fund                                              29
   Intermediate Tax-Exempt Bond Fund                                          32
   National Tax-Exempt Bond Fund                                              35
   Investment Abbreviations                                                   39
Statements of Operations                                                      40
Statements of Changes in Net Assets                                           43
Financial Highlights                                                          49
Notes to Financial Statements                                                 57
Important Tax Information                                                     67

Dear Shareholder,

It is a pleasure to present the semi-annual report for M.S.D.&T. Funds, Inc. for the six-month period ended November 30, 1999. The report includes finan-cial information and fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds list-ing the securities held as of November 30, 1999.

One of the most significant changes in the investment landscape during the past six months was the complete reversal by the Federal Reserve Board (the
Fed) of their actions from last fall. Beginning in June, the Fed initiated a series of three twenty-five basis point increases in the targeted Federal Funds rate. This had the initial effect of placing the broad market equity in-dices under some pressure during the third quarter of 1999. However, led by the technology and communication sectors, the S&P 500 Index has come roaring back. The bond market continues to trend toward higher yields with the long Treasury bond trading in a range of 6.0% to 6.5%.

The Funds' adviser believes that economic growth in the year 2000 should mildly decelerate from the current torrid pace. The mix of activity is also likely to change since domestic demand should slow as a result of rising in-terest rates while export growth should pick up. Investors should be aware of the lack of breadth in the domestic equity market, particularly as it relates to technology stocks. International equities may be well positioned to con-tinue their bull run as global activity is likely to maintain its upswing. Bond markets have discounted much of the bad news on inflation and may present attractive investment opportunities.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the Funds and welcome any questions or comments.

                                          Best Regards,

                                          /s/ Leslie B. Disharoon
                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corpo-ration, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured not guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on M.S.D.&T. Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services serves a the Funds' distributor.

                        M.S.D.&T. Growth & Income Fund

Media headlines suggested a strong performance by U.S. equity markets during the six months ended November 30, 1999. A widely used measure, the S&P 500 In-dex, returned 7.36%. This gain was largely due to a handful of stocks, partic-ularly those with high growth characteristics in the technology and communica-tions sectors. The Dow Jones Industrial Average returned 3.82% and the M.S.D.&T. Growth & Income Fund returned 4.56% over the same period(1).

The adoption in November 1999 of the Financial Services Modernization Act her-alds an era of financial reform in the U.S. The range of market opportunities for financial companies has greatly increased. The Fund initiated positions in Goldman Sachs (0.6%), American Insurance Group (1.0%) and Morgan Stanley Dean Witter (0.6%)(2). The adviser expects these companies to be among the main beneficiaries of the increased globalization of financial markets.

The two most important sectors of concentration for the Growth & Income Fund are the technology sector at 25.8% and the healthcare sector at 19.6% of total net assets. The technology sector continues to benefit from increased spending for productivity improvements and Internet-related issues. The Fund initiated investments in Sun Microsystems (1.2%) and Cabletron (0.8%). Healthcare has displayed good growth trends in the past and continues to enjoy strong charac-teristics relative to many other industries. The adviser continues to monitor the legislative agenda, which adds some uncertainty to this sector.

The top five holdings at November 30, 1999 were Cisco (6.3%), IBM (4.1%), Intel (3.4%), Merck (3.3%) and General Electric (3.2%). The Fund's focus re-mains on high quality companies with consistent and strong earnings and divi-dend growth.

                         M.S.D.&T. Equity Income Fund

The Equity Income Fund, like other value investors, has continued to find the current stock market environment difficult. As a result, for the six months ended November 30, 1999 the Fund posted a total return of-4.47%(1).

The Fund's top performers during the period included 3Com (1.2%), Intel (1.4%), General Electric (1.8%), Autodesk (0.8%) and Electronic Data Services (1.4%)(2). Four of these stocks are among the Fund's relatively modest expo-sure to the technology sector. However, since technology stocks now comprise 24% of the S&P 500 Index, and investor fascination with the subject continues unabated, the major indices have shown very positive returns. As a conse-quence, the Fund's under weighting in technology has been an unrewarding strategy. On the other hand, earnings disappointments or just plain disinter-est have decimated most of the rest of the stock market universe. The Fund's underachievers for the six months were Aetna (1.3%), UNUMProvident (0.9%), Lockheed Martin (0.9%), Raytheon (1.1%) and J.C. Penney (0.9%).

While impressed with the "new economy," the adviser is concerned about the prices being paid for some Internet stocks and the hyper enthusiasm for ini-tial public offerings. Thus, the adviser continues to focus on some of the ap-parent attractive opportunities in the "old economy."

                         M.S.D.&T. Equity Growth Fund

For the six months ended November 30, 1999, the Equity Growth Fund returned 11.77% as compared to 7.36% for the S&P 500 Index(1). On a total return basis, the Fund's best performing stocks for the period were Gateway (3.0%) with a 151% total return, EMC (0.9%) which returned 67%, Teradyne (2.2%) which ad-vanced 65%, and Cisco Systems (3.2%) gaining 64%(2). On the down side, Boston Scientific (0.8%) was down 44%, UNUMProvident (1.3%) was off 39%, and Williams Companies (1.0%) lost 34%. As evidenced by the recent performance, the winners outpaced the losers.

The past six months have seen the reversal of last year's interest rate cuts by the Fed with higher interest rates, dollar weakness versus the yen, and the perceived threat of high inflation. A number of companies reported bad news or missed earnings estimates, thus suffering significant declines in market val-ue. For example, a number of the financial stocks held by the Fund have fallen due to lower earnings, their decline overwhelming the euphoria of banking re-form legislation.

Technology stocks have continued to drive this market higher with the NASDAQ Composite (a technology-laden Index) up 35% since May 31, 1999, five times the S&P 500's return of 7.36%. Going forward, the adviser believes that the rapid rise in stock prices which has been driven by low inflation and declining in-terest rates should slow, leaving growth in earnings as the primary catalyst to higher stock prices. The adviser has been concentrating the Fund's holdings in market sectors it believes will provide rapid earnings growth going for-ward.

                    M.S.D.&T. International Equity Fund(3)

For the six months ended November 30, 1999, the International Equity Fund pro-duced a total return of 20.71%(1). During the same period, the Fund's bench-mark, the MSCI All Country World ex-US Index, gained 16.80%.

The MSCI Japan Index stocks rose 15.4% in local terms during the period. Due to a substantial gain in the value of the yen relative to the U.S. dollar, this translated to a 37.5% return in U.S. dollars. Government actions designed to boost the economy and significant corporate restructuring activities were key factors in the Japanese market's performance. This activity included sev-eral mega-mergers such as that of Fuji Bank, Daiichi Kangyo Bank and the In-dustrial Bank of Japan. Among the smaller developed markets, Australia was a significant laggard, subdued by rising bond yields. The Fund's overweight po-sition in Singapore was reduced following strong performance there. Proceeds were reinvested in Hong Kong, reflecting a more positive view of that mar-ket(2).

Continental European markets were mixed during the period. Overall, the MSCI Europe ex-UK Index gained 11.5% in U.S. dollar terms, reflecting a 74.0% gain in Finland and a 2.8% decline in Italy. Sweden and France were the best per-forming of the major markets while Germany, the Netherlands and Switzerland lagged. Telecommunications and technology stocks were the best performing stocks across the region. In the UK, stocks posted only modest gains as a re-sult of concerns over interest rates. Short-term interest rates were boosted twice during the six months to 5.5%.


Emerging markets enjoyed relatively strong performance during the period. These markets benefited from declining bond yields, debt upgrades and a more optimistic outlook for global growth. Turkey, Brazil, Indonesia, Korea and Mexico were the best performing markets.

                    M.S.D.&T. Diversified Real Estate Fund

The REIT market has shown continued declines over the six months ended Novem-ber 30, 1999 after a brief rally earlier in the year. That rally was driven by news reports that Warren Buffett had invested in several REITs and a signifi-cant investment was made by a large public pension fund. Since then, interest in and cash flow to the sector has declined as investors sought higher returns in other sectors.

The Diversified Real Estate Fund returned -11.03% for the six months ended No-vember 30, 1999, which on a relative performance basis was 3.07% better than the -14.10% return of the Wilshire Real Estate Index(1). Calendar year-to-date performance has been -2.75% for the Fund versus -6.69% for the Wilshire Index. The Fund remains overweight in office and apartment sectors and underweight in the retail sector versus the Index(2). Year-to-date, the office and apartment sectors have returned -4.3% and -5.9%, respectively, while the retail sector has returned -11.0%. The adviser made minor adjustments to the Fund's alloca-tion strategy over the past two months by slightly increasing the Fund's posi-tion in the retail and healthcare sectors. While the adviser views these sec-tors as representing good relative value due to their sharp price declines earlier in the year, the adviser does not intend to shift from the concentra-tion in office and apartment sectors. The adviser also does not intend to add to the hotel sector at this time because of the unfavorable supply versus de-mand characteristics.

REITs currently trade at very attractive discounts to the value of the under-lying real estate and with historically high dividend yields approaching 9%, according to the NAREIT listing of all publicly traded REITs as of November 30, 1999. These yields are not only well covered, they also are likely to in-crease since many REITs are distributing the minimum amount of cash allowed and will need to increase dividends to maintain their REIT status.

                   The M.S.D.&T. Limited Maturity Bond Fund

The six months ended November 30, 1999 have been difficult for fixed income investors. After hitting a cyclical low point approximately a year ago, domes-tic interest rates have been rising on an irregular path. Several factors are driving the rise in bond yields: world economic growth, a cyclical rise in the domestic inflation rate and a gradually less accommodating Central Bank. In particular, the actions of the Fed to reverse the easing of monetary policy last fall with a series of three twenty-five basis point increases in the Fed-eral Funds rate have diminished total returns within the short to intermediate sector of the yield curve. On average, Treasury yields within the intermediate coupon curve rose 0.55% in the period.

The Limited Maturity Bond Fund returned a modest 1.74% during the period, slightly behind the return of the Lehman Mutual Fund Short (1-5 year) Govt/Corp Index, which returned 1.85% over the same period(1). Longer average life indexes, such as the Lehman Intermediate Govt/Corp Index, fared worse with more subdued returns.

During the period, the average life of the Fund was increased from 2.6 to 3.0 years as interest rates rose. Additionally, corporate bond exposure was in-creased in both the "AA" and "A" credit sectors as yield spreads to Treasuries widened during the summer with a heavy supply of investment grade offerings. By the end of the six month period, yield spreads on corporate securities con-tracted somewhat as the supply of new issues waned.

                       M.S.D.&T. Total Return Bond Fund

Interest rates continued their upward drift during the six months ended Novem-ber 30, 1999. Importantly, the Fed raised the target for the Federal Funds rate three times during the period; fully reversing last year's easing. The U.S. economy has consistently posted growth rates above the consensus fore-cast, which has unsettled bond buyers. Labor markets have continued to tighten with the unemployment rate falling to thirty-year lows. At the same time, com-modity prices (in particular, oil) have increased, resulting in rising infla-tion.

For the six months ended November 30, 1999, the Total Return Bond Fund posted a total rate of return of 0.80% while its benchmark, the Lehman Brothers Ag-gregate Bond Index, returned 0.72%(1).

During the past six months the Total Return Bond Fund has consistently main-tained a more defensive posture to rising interest rates than that of its benchmark. As yields have increased, the Fund has extended its average life (effective duration). Importantly, as inter-market yield spreads widened to cyclical highs during the summer, the Fund moved out of U.S. Treasury securi-ties and short-term reserves into Federal agency and corporate bonds(2). This shift in the Fund's assets is a result in a change in investment strategy from a directional move upward in interest rates to relative yield spreads moving back toward their historical averages.

                  M.S.D.&T. Maryland Tax-Exempt Bond Fund(4)

For the six months ended November 30, 1999, the Maryland Tax-Exempt Bond Fund generated a total return of -1.84%(1). For the same period, the Lehman Broth-ers Municipal Bond Index posted a total return of -1.86%.

During the period, investments were made in securities having relatively longer maturities to capture the higher yields offered further out on the yield curve(2). Investors within the Maryland municipal market continued to absorb any new supply. A few smaller counties issued general obligation debt, which assisted institutional investors in meeting their various diversifica-tion requirements. However, the generally strong demand influenced a much lower yield environment when compared to national municipal yields.

The adviser believes that Maryland municipal debt may be among the better per-forming sectors in the municipal market in the coming months. In continued ex-pectation of generally rising interest rates, the adviser intends to maintain the Fund's duration slightly shorter than that of the Lehman Municipal Index.

                M.S.D.&T. Intermediate Tax-Exempt Bond Fund(4)

For the six months ended November 30, 1999, the Intermediate Tax-Exempt Bond Fund generated a total return of 0.15%(1). For the same period, the Fund's benchmark, the Lehman Brothers 7-year Municipal Bond Index, posted a total re-turn of -0.34%.

The relative out performance of the Fund during the period can be primarily attributed to maintaining an average effective duration shorter than that of its benchmark in a rising interest rate environment. A number of relative value opportunities arose in various high income-tax states that improved the overall total return of the Fund(2).

In the new millennium, the adviser believes that municipals within the ten-year range are likely to perform quite well in relation to other fixed income asset classes. Anticipated strong demand as many bonds mature at the first of the year often initiates strong price performance in the shorter end of the maturity spectrum. The adviser believes that the Fund is positioned to perform well in 2000.

                  M.S.D.&T. National Tax-Exempt Bond Fund(4)

For the six months ended November 30, 1999, the National Tax-Exempt Bond Fund generated a total return of -1.29%. For the same period, the Lehman Brothers Municipal Bond Index posted a total return of -1.86%(1).

The relative out performance of the Fund compared to it's benchmark during this period was primarily a result of yield curve positioning. The concentra-tion of bonds with maturities greater than twenty years was decreased dramati-cally throughout the period. This area of the yield curve was hardest hit by the increase in interest rates. For example, AAA rated general obligation debt in the 30-year maturity range rose approximately 0.65% during the time period as compared to 0.50% in the 5- and 10-year maturity ranges.

The adviser believes that municipals are likely to perform well in the new millennium. This strength in performance is likely to be attributed to an in-crease in demand at higher overall yield levels as well as a general decrease in supply.

(1) Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their origi-nal cost. Figures for the period indicated reflect fee waivers in effect, re-investment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would oc-cur if full fees were charged. Past performance is not a guarantee of future results.

                                    Total Return Annualized Total
                                    for the one  Return for five    Average Annual
                                     year ended    years ended       Total Return
                          Inception December 31,   December 31,   since inception to
                            Date        1999           1999       December 31, 1999
                          --------- ------------ ---------------- ------------------
Growth & Income Fund....   2/28/91     16.12%         23.99%            17.10%
Equity Income Fund......    3/1/98      3.75%          N/A               6.93%
Equity Growth Fund......    3/1/98     25.94%          N/A              25.50%
International Equity
 Fund...................    7/2/93     38.00%         13.86%            13.45%
Diversified Real Estate
 Fund...................    8/1/97      1.44%          N/A              -2.07%
Limited Maturity Bond
 Fund...................   3/14/91      1.93%          6.65%             6.05%
Total Return Bond Fund..    3/1/98     -0.12%          N/A               3.62%
Maryland Tax-Exempt Bond
 Fund...................    6/2/92     -2.12%          5.79%             5.08%
Intermediate Tax-Exempt
 Bond Fund..............    3/1/98      0.85%          N/A               3.07%
National Tax-Exempt Bond
 Fund...................    3/1/98     -1.41%          N/A               2.29%

(2) Portfolio composition is subject to change.

(3) International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial standards.

(4) The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Performance Index comparisons: The S&P 500 Index is an unmanaged index gener-ally representative of the U.S. Stock Market. An investor cannot invest in the S&P 500 Index. The MSCI World ex-U.S. Index is an unmanaged standard foreign securities index that reflects the strategic emerging markets allocations. The Wilshire Real Estate Index is an unmanaged index generally representative of the U.S. REIT market. The various Lehman Indexes are according to Lehman Brothers Inc. and are unmanaged indexes used for comparison to corresponding funds.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

CERTIFICATES OF DEPOSIT -- 9.3%
Domestic -- 3.7%
Bank of America
 5.50%, 01/24/00..........................................  $10,000 $ 10,000,000
 5.91%, 02/03/00..........................................   10,000   10,000,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------
Yankee -- 5.6%
Candian Imperial Bank of Canada
 5.50%, 12/20/99..........................................   10,000   10,000,000
Swiss Bank Corp.
 5.22%, 05/10/00..........................................   12,000   11,999,490
UBS AG
 5.60%, 06/14/00..........................................    8,000    7,997,735
                                                                    ------------
                                                                      29,997,225
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
 (Cost $49,997,225).......................................            49,997,225
                                                                    ------------
COMMERCIAL PAPER -- 54.1%
Automotive -- 2.8%
Ford Motor Credit Corp.
 5.69%, 02/07/00..........................................   15,000   14,838,783
                                                                    ------------
Banks -- 3.7%
SunTrust Banks, Inc.
 5.45%, 12/09/99..........................................   20,000   19,975,778
                                                                    ------------
Consumer Goods -- 2.8%
Procter & Gamble Co.
 5.80%, 01/20/00..........................................   15,000   14,879,167
                                                                    ------------
Education -- 3.7%
Harvard University
 5.68%, 12/01/99..........................................   20,000   20,000,000
                                                                    ------------
Finance -- 26.2%
Associates Corp. N.A.
 5.78%, 01/25/00..........................................   15,000   14,867,542
Centric Capital Corp.
 5.40%, 12/07/99..........................................    6,000    5,994,600
 5.95%, 01/21/00..........................................   12,000   11,898,850
 5.90%, 01/31/00..........................................    7,000    6,930,019
CIT Group Holdings, Inc.
 5.27%, 12/03/99..........................................   10,000    9,997,072
General Electric Capital Corp.
 5.83%, 01/18/00..........................................   12,000   11,906,720
 5.85%, 02/01/00..........................................   10,000    9,899,250

                                                              Par
                                                             (000)     Value
                                                             -----     -----

COMMERCIAL PAPER -- Continued
Finance -- Continued
Goldman Sachs Group, Inc.
 5.86%, 02/03/00..........................................  $10,000 $  9,895,822
J.P. Morgan & Co.
 5.83%, 02/22/00..........................................   10,000    9,865,586
KFW International Financial, Inc.
 5.72%, 01/18/00..........................................   10,000    9,923,733
 5.75%, 01/19/00..........................................   10,000    9,921,736
Merrill Lynch & Co.
 5.60%, 12/10/99..........................................   10,000    9,986,000
Morgan Stanley Dean Witter
 5.92%, 01/19/00..........................................   10,000    9,919,422
Wells Fargo Co.
 5.94%, 02/09/00..........................................   10,000    9,884,500
                                                                    ------------
                                                                     140,890,852
                                                                    ------------
Foods -- 2.8%
Campbells Soup
 4.83%, 02/01/00..........................................   15,000   14,875,225
                                                                    ------------
Petroleum -- 3.7%
Chevron Transport Corp.
 5.28%, 12/13/99..........................................   20,000   19,964,800
                                                                    ------------
Retail Stores -- 2.8%
Wal-Mart Stores, Inc.
 5.55%, 12/08/99..........................................   15,000   14,983,813
                                                                    ------------
Telecommunications -- 2.8%
BellSouth Corp.
 5.80%, 01/25/00..........................................   15,000   14,867,083
                                                                    ------------
Utilities -- Electric -- 2.8%
Georgia Power Co.
 5.70%, 02/14/00..........................................    5,000    4,940,625
TECO Finance Corp.
 5.75%, 02/08/00..........................................   10,000    9,889,792
                                                                    ------------
                                                                      14,830,417
                                                                    ------------
 TOTAL COMMERCIAL PAPER
 (Cost $290,105,918)......................................           290,105,918
                                                                    ------------
CORPORATE BONDS -- 7.2%
Automotive -- 0.5%
Ford Motor Credit Corp.
 6.84%, 06/05/00..........................................    2,775    2,787,876
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

CORPORATE BONDS -- Continued
Financial Services -- 6.3%
Associates Corp. N.A.
 6.84%, 05/22/00..........................................  $ 3,000 $  3,012,646
First Chicago Corp.
 5.98%, 09/05/00..........................................   10,000    9,997,080
Merrill Lynch & Co., FRN**
 5.64%, 08/03/00..........................................   12,000   12,024,226
Wells Fargo Co.
 7.125%, 04/01/00.........................................    8,500    8,528,518
                                                                    ------------
                                                                      33,562,470
                                                                    ------------
Retail Stores -- 0.4%
Wal-Mart Stores, Inc.
 5.85%, 06/01/00..........................................    2,200    2,198,955
                                                                    ------------
 TOTAL CORPORATE BONDS
 (Cost $38,549,301).......................................            38,549,301
                                                                    ------------
REPURCHASE AGREEMENTS -- 29.6%
Banc of America Securities, LLC
 (Agreement dated 11/30/99 to be repurchased at
  $38,709,020 collateralized by $41,630,000 (Value
  $39,490,218) U.S. Treasury Bills, due 11/09/00) 5.60%,
  12/01/99................................................   38,703   38,703,000
Merrill Lynch Government Securities, Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $15,002,312 collateralized by $14,910,000 (Value
  $15,295,867) U.S. Treasury Notes, 6.375%, due 08/15/02)
  5.55%, 12/01/99.........................................   15,000   15,000,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $35,005,415 collateralized by $30,250,000 (Value
  $35,974,792) U.S. Treasury Notes, 8.125%, due 08/15/19)
  5.57%, 12/01/99.........................................   35,000   35,000,000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

REPURCHASE AGREEMENTS -- Continued
J.P. Morgan Securities, Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $35,005,425 collateralized by $34,081,000 (Value
  $35,751,015) U.S. Treasury Notes, 6.75%, due 08/15/26)
  5.58%, 12/01/99........................................  $35,000 $ 35,000,000
Wachovia Securities, Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $35,005,415 collateralized by $35,403,000 (Value
  $36,415,305) U.S. Treasury Notes, 3.625%, due 01/15/08)
  5.57%, 12/01/99........................................   35,000   35,000,000
                                                                   ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $158,703,000).....................................           158,703,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 100.2%
 (Cost $537,355,444*)....................................           537,355,444
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%...................   (1,113,423)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 536,347,717 shares
  outstanding).................................................... $536,242,021
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($536,242,021 / 536,347,717).....................................        $1.00
                                                                          =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1999 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                          Par
                                                         (000)     Value
                                                         -----     -----

AGENCY OBLIGATIONS -- 79.9%
Federal Farm Credit Bureau -- 7.2%
Notes
 5.30%, 02/01/00....................................... $10,000 $ 10,000,000
 5.62%, 03/01/00.......................................  10,000   10,000,000
 5.73%, 06/01/00.......................................  10,000   10,000,000
                                                                ------------
                                                                  30,000,000
                                                                ------------
Federal Home Loan Bank -- 23.1%
Discount Notes
 5.49%, 02/04/00.......................................  10,000    9,900,875
 5.44%, 02/25/00.......................................  15,000   14,804,708
 5.39%, 07/28/00.......................................   5,000    4,820,333
Floating Rate Notes**
 5.96%, 12/01/99.......................................   5,000    5,000,000
 5.71%, 12/01/99.......................................   8,000    7,999,746
 5.72%, 12/01/99.......................................  20,000   19,997,085
Notes
 5.02%, 03/03/00.......................................   9,150    9,150,000
 5.52%, 06/22/00.......................................  10,000   10,000,000
 5.705%, 07/14/00......................................  15,000   15,000,000
                                                                ------------
                                                                  96,672,747
                                                                ------------
Federal Home Loan Mortgage Corp. -- 22.6%
Discount Notes
 5.23%, 12/01/99.......................................  10,470   10,470,000
 5.18%, 12/02/99.......................................  10,000    9,998,561
 5.19%, 12/09/99.......................................  10,000    9,988,467
 5.26%, 12/10/99.......................................  10,000    9,986,850
 5.44%, 01/28/00.......................................  10,000    9,910,100
 5.53%, 02/11/00.......................................  15,000   14,834,100
 5.53%, 02/15/00.......................................  15,000   14,824,883
 5.58%, 02/29/00.......................................  15,000   14,790,750
                                                                ------------
                                                                  94,803,711
                                                                ------------
Federal National Mortgage Association -- 18.7%
Discount Notes
 5.20%, 12/15/99.......................................  10,000    9,979,778
 5.57%, 01/18/00.......................................   9,000    8,934,000
 5.53%, 01/20/00.......................................  15,000   14,884,792
 5.52%, 01/25/00.......................................   5,000    4,957,833
 5.54%, 02/24/00.......................................  15,000   14,803,792
 5.21%, 06/01/00.......................................  10,000    9,735,158

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
Floating Rate Notes**
 5.23%, 12/02/99..........................................  $ 5,000 $  4,997,741
 5.94%, 02/09/00..........................................   10,000    9,995,869
                                                                    ------------
                                                                      78,288,963
                                                                    ------------
Student Loan Marketing Association -- 8.3%
Floating Rate Notes**
 5.79%, 12/01/99..........................................   10,000   10,000,000
 6.00%, 12/07/99..........................................   10,000    9,999,655
 5.96%, 12/07/99..........................................   15,000   15,000,000
                                                                    ------------
                                                                      34,999,655
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $334,765,076)......................................           334,765,076
                                                                    ------------
REPURCHASE AGREEMENTS -- 25.0%
Banc of America Securities, LLC
 (Agreement dated 11/30/99 to be repurchased at
  $24,875,869 collateralized by $24,860,000 (Value
  $25,421,185) U.S. Treasury Notes, 6.625%, due 5/15/07)
  5.60%, 12/01/99.........................................   24,872   24,872,000
J.P. Morgan Securities, Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $35,005,425 collateralized by $32,235,000 (Value
  $35,710,668) U.S. Treasury Notes, 9.125%, due 5/15/09)
  5.58%, 12/01/99.........................................   35,000   35,000,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $20,003,094 collateralized by $17,140,000 (Value
  $20,560,490) U.S. Treasury Notes, 8.125%, due 8/15/21)
  5.57%, 12/01/99.........................................   20,000   20,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         GOVERNMENT MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

REPURCHASE AGREEMENTS -- Continued
Wachovia Securities, Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $25,003,868 collateralized by $25,288,000 (Value
  $26,001,079) U.S. Treasury Notes, 3.625%, due 1/15/08)
  5.57%, 12/01/99.........................................  $25,000 $ 25,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $104,872,000)......................................           104,872,000
                                                                    ------------

                                   Value
                                   -----

TOTAL INVESTMENTS IN SECURITIES -- 104.9%
 (Cost $439,637,076*).......... $439,637,076
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (4.9)%..............  (20,513,116)
                                ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share
  based on 419,250,166 shares
  outstanding)................. $419,123,960
                                ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($419,123,960*/ 419,250,166)..        $1.00
                                       =====

--------
 * Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1999 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

ALASKA -- 0.6%
Alaska Marine, VRDN, Exxon Mobil Corp., Valdez Project**
 3.70%, 12/01/99.......................................... $1,000 $  1,000,000
                                                                  ------------
FLORIDA -- 6.5%
Broward County Water & Sewer, RB, INS: AMBAC
 4.30%, 10/02/00..........................................  2,500    2,509,442
Jacksonville Electric Authority, RB, St. Johns River
 6.40%, 10/02/00..........................................  1,750    1,785,934
Jacksonville Electric Authority, TECP, SPA: Morgan
 Guaranty Trust
 Co. NY
 3.70%, 02/16/00..........................................  1,000    1,000,000
Volusia County Health Facilities, VRDN, FGIC, Aces-Pooled
 Hospital Loan Program, SPA: SunTrust Bank**
 3.75%, 12/07/99..........................................  5,500    5,500,000
                                                                  ------------
                                                                    10,795,376
                                                                  ------------
GEORGIA -- 1.1%
Cobb County & Marietta Water Authority, RB
 5.00%, 11/01/00..........................................  1,850    1,868,915
                                                                  ------------
ILLINOIS -- 6.3%
Bedford Park, VRDN, Environmental Revenue, Minnesota
 Mining & Manufacturing**
 3.85%, 12/07/99..........................................    500      500,000
Illinois Development Finance Authority, VRDN, PCR, GTD:BP
 Amoco Oil **
 3.70%, 12/01/99..........................................  1,200    1,200,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LIC: First National Bank of Chicago**
 3.95%, 12/07/99..........................................  4,000    4,000,000
Illinois Educational Facilities, VRDN, Northwestern
 University, SPA: Northern Trust Co.**
 3.95%, 12/07/99..........................................  1,700    1,700,000

                                                            Par
                                                           (000)     Value
                                                           -----     -----

ILLINOIS -- Continued
Illinois Health Facility, TECP, St Luke's Medical Center,
 LOC: Northern Trust Co.
 3.80%, 02/16/00.......................................... $2,845 $  2,845,000
                                                                  ------------
                                                                    10,245,000
                                                                  ------------
KENTUCKY -- 2.5%
Jefferson County, TECP, PCR, Louisville Gas & Electric
 3.65%, 02/07/00..........................................  2,000    2,000,000
Trimble County, TECP, PCR, Louisville Gas & Electric
 3.80%, 01/26/00..........................................  2,000    2,000,000
                                                                  ------------
                                                                     4,000,000
                                                                  ------------
LOUISIANA -- 7.4%
East Baton Rouge Parish, VRDN, PCR, Exxon Mobil Corp.**
 3.75%, 12/01/99..........................................  3,700    3,700,000
Plaquemine Parish Port & Harbor Terminal District, TECP,
 GTD:TECO Energy, Inc.
 3.20%, 12/09/99..........................................  3,500    3,500,000
 3.85%, 01/25/00..........................................  2,700    2,700,000
St. Charles Parish, VRDN, PCRB, Shell Oil Co. Project**
 3.70%, 12/01/99..........................................  2,100    2,100,000
                                                                  ------------
                                                                    12,000,000
                                                                  ------------
MARYLAND -- 5.7%
Harford County, GO
 4.40%, 12/01/00..........................................  1,690    1,699,003
Maryland Economic Development Corp., VRDN, LOC:
 Nationsbank Trust**
 3.90%, 12/07/99..........................................  4,000    4,000,000
Maryland State & Local Facilities, GO
 5.00%, 03/15/00..........................................  2,000    2,010,507
 4.10%, 08/01/00..........................................    500      500,953
St Mary's County, GO, Public Facilites and Hospital,
 INS:AMBAC
 4.10%, 07/03/00..........................................  1,000    1,001,555
                                                                  ------------
                                                                     9,212,018
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MICHIGAN -- 2.8%
University of Michigan, VRDN, Hospital Revenue**
 3.65%, 12/01/99..........................................  $4,620 $  4,620,000
                                                                   ------------
MINNESOTA -- 5.5%
Minneapolis, GO, Special School District, University
 Gateway Project, SPA: Norwest Bank
 3.75%, 12/07/99..........................................   6,000    6,000,000
City of Rochester, RB, Health-Mayo Foundation
 3.80%, 03/07/00..........................................   3,000    3,000,000
                                                                   ------------
                                                                      9,000,000
                                                                   ------------
MISSISSIPPI -- 0.7%
Harrison County, VRDN, PCRB, E.I. duPont deNemours & Co.**
 3.65%, 12/01/99..........................................   1,100    1,100,000
                                                                   ------------
MISSOURI -- 2.1%
Boone County, IDA, VRDN, PCR, GTD Minnesota Mining &
 Manufacturing Project**
 3.85%, 12/07/99..........................................     500      500,000
Missouri State Health & Educational Facilities, VRDN,
 Washington University Project, SPA: Morgan Guaranty Trust
 Co. NY**
 3.90%, 12/07/99..........................................   2,890    2,890,000
                                                                   ------------
                                                                      3,390,000
                                                                   ------------
NEVADA -- 1.6%
Clark County School District, RB, INS: FGIC, Prerefunded
 5/01/00 @ 102
 7.20%, 05/01/00..........................................   2,500    2,590,425
                                                                   ------------
NEW HAMPSHIRE -- 3.3%
New Hampshire State Turnpike Systems, RB, Prerefunded @
 102
 7.40%, 04/01/00..........................................   5,140    5,308,421
                                                                   ------------
NEW YORK -- 3.1%
City of New York, Water Financial Authority, VRDN, INS:
 FGIC**
 4.00%, 12/01/99..........................................   5,000    5,000,000
                                                                   ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

NORTH CAROLINA -- 8.3%
City of Charlotte, Water & Sewer, GO
 4.75%, 02/01/00..........................................  $2,980 $  2,988,583
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
 3.80%, 12/07/99..........................................   5,000    5,000,000
City of Winston-Salem, VRDN, COP, SPA: Wachovia Bank
 N.A.**
 3.95%, 12/07/99..........................................   2,200    2,200,000
 3.95%, 12/07/99..........................................     800      800,000
North Carolina Educational Facilities, VRDN, SPA: Wachovia
 Bank N.A., Wake Forest University Project**
 3.70%, 12/07/99..........................................   2,500    2,500,000
                                                                   ------------
                                                                     13,488,583
                                                                   ------------
OHIO -- 7.7%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland
 Clinic**
 3.80%, 12/01/99..........................................   3,900    3,900,000
 3.90%, 12/07/99..........................................   3,000    3,000,000
Warren County, Ohio Health Care, VRDN, Otterbein Homes,
 LOC: Fifth Third Bank
 3.80%, 12/07/99..........................................   5,645    5,645,000
                                                                   ------------
                                                                     12,545,000
                                                                   ------------
OREGON -- 2.2%
Oregon State Board of Higher Education, GO
 5.70%, 10/16/00..........................................   1,000    1,015,261
State of Oregon, GO, VRDN, Veterans Welfare Board, LOC:
 Morgan Guaranty Trust Co. NY**
 3.85%, 12/07/99..........................................   2,600    2,600,000
                                                                   ------------
                                                                      3,615,261
                                                                   ------------
PENNSYLVANIA -- 4.4%
Delaware County, IDA, VRDN, General Electric Capital
 Corp.**
 3.75%, 12/07/99..........................................   2,200    2,200,000
Delaware County, IDA, VRDN, GTD: United Parcels Project**
 3.80%, 12/01/99..........................................   3,500    3,500,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

PENNSYLVANIA -- Continued
Pennsylvania State, GO, Prerefunded 5/01/00 @ 101.5
 7.00%, 05/01/00.......................................... $1,475 $  1,519,873
                                                                  ------------
                                                                     7,219,873
                                                                  ------------
SOUTH CAROLINA -- 3.8%
Berkeley County, VRDN, PCR, BP Amoco Chemical Co.
 Project**
 3.70%, 12/01/99..........................................  2,200    2,200,000
York County, PCR, TECP, Duke Power Project
 3.60%, 02/09/00..........................................  2,400    2,400,000
 3.50%, 02/09/00..........................................  1,550    1,550,000
                                                                  ------------
                                                                     6,150,000
                                                                  ------------
TEXAS -- 16.6%
City of Austin Combined Utility System, TECP, LOC: Morgan
 Guaranty Trust Co. NY
 3.60%, 12/08/99..........................................  4,000    4,000,000
Harris County, Health Facilities Development, VRDN,
 Methodist Hospital, SPA: Morgan Guaranty Trust Co. NY**
 3.80%, 12/01/99..........................................  1,900    1,900,000
Harris County, Health Facilities Development, VRDN, RB,
 St. Luke's Episcopal Hospital Project, SPA: Morgan
 Guaranty Trust Co. NY**
 3.70%, 12/01/99..........................................  5,000    5,000,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, SPA: Bank of America**
 3.70%, 12/01/99..........................................  2,700    2,700,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, INS: MBIA, SPA:
 NationsBank**
 3.70%, 12/01/99..........................................    100      100,000
State of Texas, TRANS
 4.50%, 08/31/00..........................................  7,000    7,039,430

                                                            Par
                                                           (000)     Value
                                                           -----     -----

TEXAS -- Continued
State of Texas, Multi-Modal Water Development, VRDN, SPA:
 Canadian Imperial Bank**
 3.80%, 12/01/99.......................................... $6,300 $  6,300,000
                                                                  ------------
                                                                    27,039,430
                                                                  ------------
UTAH -- 1.3%
Salt Lake County, VRDN, BP Amoco Oil Project**
 3.70%, 12/01/99..........................................  2,050    2,050,000
                                                                  ------------
VIRGINIA -- 0.9%
City of Richmond, GO, Prerefunded 1/15/00 @ 102
 6.875%, 01/15/00.........................................  1,500    1,536,674
                                                                  ------------
WYOMING -- 2.0%
Lincoln County, VRDN, PCRB, Exxon Mobil Corp. Project**
 3.70%, 12/01/99..........................................  1,900    1,900,000
Sublette County, VRDN, PCRB, Exxon Mobil Corp. Project**
 3.70%, 12/01/99..........................................  1,300    1,300,000
                                                                  ------------
                                                                     3,200,000
                                                                  ------------
 TOTAL MUNICIPAL BONDS
  (Cost $156,974,976).....................................         156,974,976
                                                                  ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                        Number of
                                                         Shares      Value
                                                        ---------    -----

INVESTMENT COMPANIES -- 3.4%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund.................................................. 4,022,723 $  4,022,723
Provident Institutional Funds--MuniFund................ 1,579,746    1,579,746
                                                                  ------------
 TOTAL INVESTMENT COMPANIES
  (Cost $5,602,469)..............................................    5,602,469
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $162,577,445*)............................................  162,577,445
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%....................      348,494
                                                                  ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on
  162,940,889 shares outstanding)................................ $162,925,939
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($162,925,939 / 162,940,889)....................................        $1.00
                                                                         =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of November 30, 1999 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              GROWTH & INCOME FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 98.0%
Airlines -- 2.5%
 Southwest Airlines Co..................................  685,100  $ 11,175,694
                                                                   ------------
Banking -- 4.3%
 Comerica, Inc..........................................  153,400     8,130,200
 SunTrust Banks, Inc....................................  157,600    11,012,300
                                                                   ------------
                                                                     19,142,500
                                                                   ------------
Beverages -- 2.2%
 Pepsico, Inc...........................................  288,000     9,954,000
                                                                   ------------
Chemicals -- 1.4%
 E.I. duPont deNemours & Co.............................   20,700     1,230,356
 RPM, Inc...............................................  422,250     4,961,437
                                                                   ------------
                                                                      6,191,793
                                                                   ------------
Computer Equipment -- 7.0%
 Hewlett-Packard Co.....................................  138,200    13,111,725
 I B M..................................................  177,200    18,262,675
                                                                   ------------
                                                                     31,374,400
                                                                   ------------
Computer Networking & Software -- 9.4%
 Cabletron Systems*.....................................  165,100     3,786,981
 Cisco Systems, Inc.*...................................  312,400    27,862,175
 Microsoft*.............................................   55,500     5,053,102
 Sun Microsystems, Inc.*................................   40,000     5,290,000
                                                                   ------------
                                                                     41,992,258
                                                                   ------------
Computer Services -- 0.5%
 America Online, Inc.*..................................   28,400     2,064,325
                                                                   ------------
Electrical Equipment -- 4.8%
 Emerson Electric Co....................................  122,600     6,988,200
 General Electric Co....................................  110,250    14,332,500
                                                                   ------------
                                                                     21,320,700
                                                                   ------------
Electronics -- 4.1%
 3Com Corp.*............................................   75,000     2,985,937
 Intel Corp.............................................  197,000    15,107,437
                                                                   ------------
                                                                     18,093,374
                                                                   ------------
Financial Services -- 3.6%
 American International Group, Inc......................   43,500     4,491,375
 Freddie Mac............................................  133,400     6,586,625

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Financial Services -- Continued
 Goldman Sachs Group, Inc...............................   33,800  $  2,539,225
 Morgan Stanley Dean Witter.............................   21,000     2,533,125
                                                                   ------------
                                                                     16,150,350
                                                                   ------------
Food Products -- 2.5%
 Bestfoods..............................................   60,000     3,288,750
 Nestle Registered ADR..................................   86,900     7,816,655
                                                                   ------------
                                                                     11,105,405
                                                                   ------------
Household Products -- 6.9%
 Colgate-Palmolive Co...................................  181,800     9,976,275
 Gillette Co............................................  137,600     5,529,800
 Newell Rubbermaid, Inc.................................   85,400     2,802,188
 Procter & Gamble Co....................................   63,300     6,836,400
 Unilever N V...........................................   99,875     5,436,945
                                                                   ------------
                                                                     30,581,608
                                                                   ------------
Industrial Goods -- 3.0%
 Corning, Inc. .........................................  141,700    13,275,519
                                                                   ------------
Insurance -- 5.5%
 Berkshire Hathaway, Inc.*..............................    3,896     7,266,040
 Chubb Corp. ...........................................  114,300     6,122,194
 Jefferson Pilot Corp. .................................  167,650    11,379,244
                                                                   ------------
                                                                     24,767,478
                                                                   ------------
Machinery & Heavy Equipment -- 3.6%
 Caterpillar, Inc. .....................................  143,800     6,668,725
 Ingersoll-Rand Co. ....................................   72,600     3,516,562
 Illinois Tool Works, Inc. .............................   92,420     5,984,195
                                                                   ------------
                                                                     16,169,482
                                                                   ------------
Medical Instruments & Supplies -- 2.2%
 Johnson & Johnson......................................   94,900     9,845,875
                                                                   ------------
Office Equipment -- 0.7%
 Pitney Bowes, Inc. ....................................   61,100     2,928,981
                                                                   ------------
Oil/Gas Equipment & Services -- 2.2%
 Halliburton Co. .......................................   84,572     3,271,879
 Schlumberger Ltd. ADR..................................  112,300     6,745,019
                                                                   ------------
                                                                     10,016,898
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Oil & Gas Exploration Product & Services -- 2.5%
 Chevron Corp. .........................................    78,100  $  6,916,731
 Mobil Corp. ...........................................    40,000     4,172,500
                                                                    ------------
                                                                      11,089,231
                                                                    ------------
Pharmaceuticals -- 16.0%
 Amgen, Inc.*...........................................   314,800    14,343,075
 Bristol-Myers Squibb Co. ..............................   174,400    12,742,100
 Covance, Inc.*.........................................   229,000     2,490,375
 Merck & Co., Inc. .....................................   185,400    14,553,900
 Pfizer, Inc. ..........................................   346,440    12,536,798
 Schering Plough Corp. .................................   136,500     6,978,563
 Warner-Lambert Co. ....................................    85,300     7,650,344
                                                                    ------------
                                                                      71,295,155
                                                                    ------------
Retail Stores -- 6.0%
 Home Depot, Inc. ......................................   104,700     8,277,844
 May Department Stores Co. .............................   170,700     5,739,788
 Wal-Mart Stores, Inc. .................................   217,200    12,516,150
                                                                    ------------
                                                                      26,533,782
                                                                    ------------
Telecommunications -- 5.8%
 BellSouth Corp. .......................................    74,000     3,417,875
 Lucent Technologies, Inc. .............................   181,072    13,229,573
 MCI WorldCom, Inc.*....................................   113,097     9,351,708
                                                                    ------------
                                                                      25,999,156
                                                                    ------------
Tobacco -- 1.3%
 Philip Morris, Inc.....................................   212,820     5,599,826
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $246,486,494)....................................            $436,667,790
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

COMMON STOCK -- Continued
REPURCHASE AGREEMENTS -- 2.0%
Banc of America Securities, LLC
 (Agreement dated 11/30/99 to be repurchased at $4,771,742
  collateralized by $4,920,000 (Value $4,877,463) U.S.
  Treasury Notes, 5.50%, due 3/31/03) 5.60%, 12/01/99.....   $4,771 $  4,771,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at $4,000,619
  collateralized by $3,430,000 (Value 4,114,497) U.S.
  Treasury Notes, 8.125%, due 8/15/21) 5.57%, 12/01/99....    4,000    4,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $8,771,000)........................................             8,771,000
                                                                    ------------
TOTAL INVESTMENTS IN
 SECURITIES -- 100.0%
 (Cost $255,257,495**).............................................  445,438,790
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%......................      218,817
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $25.44 per share based on 17,516,534 shares
  outstanding)..................................................... $445,657,607
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($445,657,607 / 17,516,534).......................................       $25.44
                                                                          ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $255,298,156. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $201,199,493
   Excess of tax cost over value................................. $(11,058,859)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 95.4%
Aerospace -- 2.5%
 Kaman Corp. ...........................................  129,406  $  1,536,696
 Lockheed Martin Corp. .................................  130,000     2,583,750
 Raytheon Co -- Class B.................................  100,000     3,068,750
                                                                   ------------
                                                                      7,189,196
                                                                   ------------
Automotive -- 0.9%
 Genuine Parts Co. .....................................  100,000     2,575,000
                                                                   ------------
Banking -- 4.5%
 First Union Corp. .....................................   76,140     2,945,666
 J.P. Morgan & Co. .....................................   32,306     4,248,239
 Regions Financial Corp. ...............................   72,300     1,983,731
 Union Planters Corp. ..................................   80,000     3,410,000
                                                                   ------------
                                                                     12,587,636
                                                                   ------------
Beverages -- 1.0%
 Pepsico, Inc. .........................................   84,000     2,903,250
                                                                   ------------
Building Products -- 3.5%
 Armstrong World Industries.............................   65,000     2,177,500
 Black & Decker.........................................   60,000     2,692,500
 Fleetwood Enterprises..................................  110,000     2,310,000
 Stanley Works..........................................   90,000     2,801,250
                                                                   ------------
                                                                      9,981,250
                                                                   ------------
Chemicals -- 3.7%
 E.I. duPont deNemours & Co. ...........................   83,905     4,987,103
 Imperical Chemical ADR.................................   60,000     2,452,500
 International Flavors & Fragrances.....................   65,000     2,392,812
 RPM, Inc. .............................................   60,000       705,000
                                                                   ------------
                                                                     10,537,415
                                                                   ------------
Computer Equipment -- 1.4%
 Hewlett-Packard Co. ...................................   40,000     3,795,000
                                                                   ------------
Computer Networking & Software -- 2.1%
 Autodesk, Inc. ........................................   75,000     2,198,438
 Electronic Data Services Corp. ........................   60,000     3,858,750
                                                                   ------------
                                                                      6,057,188
                                                                   ------------
Containers & Packaging -- 0.9%
 Crown Cork & Seal, Co. ................................  120,000     2,445,000
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Electrical Equipment -- 1.8%
 General Electric Co. ..................................   40,000  $  5,200,000
                                                                   ------------
Electric & Gas Utility -- 5.8%
 Edison International...................................   85,000     2,252,500
 Equitable Resources, Inc. .............................  120,386     4,190,938
 Keyspan Energy Corp. ..................................  139,934     3,594,555
 Northern States Power..................................  100,000     2,043,750
 Southern Co. ..........................................   95,000     2,220,625
 Texas Utilities........................................   60,000     2,148,750
                                                                   ------------
                                                                     16,451,118
                                                                   ------------
Electronics -- 2.5%
 3Com Corp.*............................................   85,000     3,384,062
 Intel Corp. ...........................................   50,000     3,834,375
                                                                   ------------
                                                                      7,218,437
                                                                   ------------
Engineering -- 0.3%
 Fluor Corp. ...........................................   20,000       841,250
                                                                   ------------
Financial Services -- 2.4%
 CIT Group, Inc. .......................................  135,000     2,801,250
 Washington Mutual, Inc. ...............................  134,400     3,897,600
                                                                   ------------
                                                                      6,698,850
                                                                   ------------
Food Products -- 1.6%
 Bestfoods..............................................   43,008     2,357,376
 McCormick & Co., Inc. .................................   70,879     2,272,558
                                                                   ------------
                                                                      4,629,934
                                                                   ------------
Food Processing -- 0.9%
 Universal Foods........................................  120,000     2,550,000
                                                                   ------------
Household Products -- 2.5%
 Procter & Gamble Co. ..................................   50,000     5,400,000
 Tupperware Corp. ......................................   95,000     1,692,187
                                                                   ------------
                                                                      7,092,187
                                                                   ------------
Industrial Goods -- 0.6%
 Harsco Corp. ..........................................   54,758     1,632,473
                                                                   ------------
Insurance -- 6.9%
 Aetna, Inc. ...........................................   65,000     3,550,625
 Chubb Corp. ...........................................   61,036     3,269,241
 HSB Group..............................................   92,000     3,231,500
 Jefferson Pilot Corp. .................................   53,475     3,629,616

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Insurance -- Continued
 Lincoln National Corp. ................................   80,000  $  3,335,000
 UNUMProvident Corp. ...................................   75,000     2,442,187
                                                                   ------------
                                                                     19,458,169
                                                                   ------------
Iron/Steel -- 0.9%
 Worthington Industries, Inc. ..........................  165,600     2,649,600
                                                                   ------------
Machinery & Equipment -- 3.6%
 Caterpillar, Inc. .....................................   75,000     3,478,125
 Deere & Co. ...........................................  112,211     4,818,060
 Timken Co. ............................................  104,000     1,989,000
                                                                   ------------
                                                                     10,285,185
                                                                   ------------
Manufacturing -- 1.8%
 United Technologies....................................   90,000     5,085,000
                                                                   ------------
Medical Equipment & Supplies -- 1.8%
 Johnson & Johnson......................................   50,000     5,187,500
                                                                   ------------
Metals & Mining -- 1.6%
 Homestake Mining Co. ..................................  110,000       907,500
 Phelps Dodge Corp. ....................................   70,000     3,640,000
                                                                   ------------
                                                                      4,547,500
                                                                   ------------
Office/Business Equipment & Supplies -- 1.1%
 Deluxe Corp. ..........................................  120,000     3,142,500
                                                                   ------------
Oil/Gas Equipment & Services -- 2.9%
 Halliburton Co. .......................................   90,000     3,481,875
 Schlumberger Ltd. ADR..................................   80,796     4,852,810
                                                                   ------------
                                                                      8,334,685
                                                                   ------------
Oil & Gas Exploration Product & Services -- 12.0%
 Atlantic Richfield Co..................................   39,688     3,824,931
 BP Amoco ADR...........................................  110,000     6,703,125
 Chevron Corp...........................................   69,697     6,172,541
 Conoco, Inc............................................   49,138     1,286,801
 Exxon Corp.............................................   90,956     7,213,950
 Mobil Corp.............................................   54,000     5,632,875
 Murphy Oil Corp........................................   58,434     3,301,521
                                                                   ------------
                                                                     34,135,744
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Paper Products -- 1.7%
 P.H. Glatfelter Co.....................................   80,179  $  1,032,305
 Potlatch Corp. ........................................   90,000     3,639,375
                                                                   ------------
                                                                      4,671,680
                                                                   ------------
Pharmaceuticals -- 7.2%
 American Home Products.................................  100,000     5,200,000
 Bristol-Myers Squibb Co. ..............................   70,000     5,114,375
 Merck & Co., Inc. .....................................   72,000     5,652,000
 Pfizer, Inc............................................  120,000     4,342,500
                                                                   ------------
                                                                     20,308,875
                                                                   ------------
Photography & Imaging -- 1.3%
 Eastman Kodak Co.......................................   60,000     3,712,500
                                                                   ------------
Printing & Publishing -- 2.5%
 R.R. Donnelley & Sons Co...............................  130,000     3,120,000
 Dun & Bradstreet.......................................   45,000     1,215,000
 Washington Post Co.....................................    5,012     2,864,358
                                                                   ------------
                                                                      7,199,358
                                                                   ------------
Railroads -- 0.8%
 Norfolk -- Southern Corp. .............................  100,000     2,137,500
                                                                   ------------
Real Estate Investment Trusts -- 1.8%
 Archstone Communities..................................  140,000     2,808,750
 Equity Office Properties...............................  105,000     2,303,437
                                                                   ------------
                                                                      5,112,187
                                                                   ------------
Retail Stores -- 2.2%
 J.C. Penney............................................  115,000     2,565,938
 May Department Stores Co. .............................   62,700     2,108,287
 Toys 'R' Us, Inc.*.....................................   90,000     1,575,000
                                                                   ------------
                                                                      6,249,225
                                                                   ------------
Telecommunications -- 3.3%
 BellSouth Corp.........................................   75,000     3,464,062
 GTE Corp. .............................................   80,000     5,840,000
                                                                   ------------
                                                                      9,304,062
                                                                   ------------
Textiles -- 0.7%
 V F Corp. .............................................   70,000     2,091,250
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Tobacco -- 2.4%
 Gallaher Group ADR.....................................   124,973  $  2,601,000
 Philip Morris, Inc.....................................   160,000     4,210,000
                                                                    ------------
                                                                       6,811,000
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $171,731,361)....................................             270,808,704
                                                                    ------------
                                                             Par
                                                            (000)      Value
                                                            -----      -----

REPURCHASE AGREEMENTS -- 4.4%
Banc of America Securities, LLC
 (Agreement dated 11/30/99 to be repurchased at
  $6,364,317 collateralized by $6,590,000 (Value
  $6,504,638) U.S. Treasury Bills, 4.00%, due 10/31/00)
 5.60%, 12/01/99........................................    $6,364     6,364,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $6,000,928 collateralized by $4,860,000 (Value
  $6,169,213) U.S. Treasury Notes, 9.125%, due 5/15/18)
 5.57%, 12/01/99........................................     6,000     6,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $12,364,000)................................................   12,364,000
                                                                    ------------

                        Value
          ---------     -----

TOTAL INVESTMENTS IN
 SECURITIES -- 99.8%
 (Cost
  $184,095,361**)..  $283,172,704
OTHER ASSETS IN
 EXCESS OF
 LIABILITIES --
  0.2%.............       607,579
                    -------------
NET ASSETS -- 100.0%
 (equivalent to
  $9.70 per share
  based on
  29,270,416 shares
  outstanding)..... $ 283,780,283
                    =============
NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE
 ($283,780,283 /
  29,270,416)......         $9.70
                            =====

--------
 * Non-income producing securities.
** Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost  $113,700,589
   Excess of tax cost over value  $(14,623,246)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- 96.4%
Airlines -- 1.3%
 Southwest Airlines Co...................................  43,650   $   712,041
                                                                    -----------
Automotive -- 2.0%
 General Motors--Class H*................................  13,000     1,113,125
                                                                    -----------
Banking -- 2.0%
 Comerica, Inc...........................................   7,500       397,500
 Wells Fargo Co..........................................  16,000       744,000
                                                                    -----------
                                                                      1,141,500
                                                                    -----------
Beverages -- 1.3%
 Coca-Cola Co............................................   3,000       201,937
 Pepsico, Inc............................................  15,600       539,175
                                                                    -----------
                                                                        741,112
                                                                    -----------
Broadcasting -- 1.7%
 Cox Communications*.....................................  20,000       940,000
                                                                    -----------
Communications Equipment -- 4.8%
 Lucent Technologies.....................................   4,832       353,038
 Motorola, Inc...........................................   9,000     1,028,250
 Sterling Commerce, Inc.*................................  49,500     1,274,625
                                                                    -----------
                                                                      2,655,913
                                                                    -----------
Computer Equipment -- 5.4%
 EMC Corp.*..............................................   6,000       501,375
 Gateway, Inc.*..........................................  22,000     1,680,250
 I B M...................................................   8,300       855,419
                                                                    -----------
                                                                      3,037,044
                                                                    -----------
Computer Networking & Software -- 12.2%
 Autodesk, Inc...........................................  29,000       850,063
 Cisco Systems, Inc.*....................................  19,800     1,765,912
 Computer Assoc. Int'l...................................  13,500       877,500
 Electronic Data Services................................  11,800       758,887
 Microsoft*..............................................  18,000     1,638,844
 Sun Microsystems, Inc.*.................................   7,000       925,750
                                                                    -----------
                                                                      6,816,956
                                                                    -----------
Computer Services -- 0.8%
 America Online, Inc.*...................................   6,000       436,125
                                                                    -----------
Cruise Lines -- 1.4%
 Carnival Cruise.........................................  17,200       758,950
                                                                    -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Electrical Equipment -- 4.1%
 American Power Conversion*..............................  40,000   $   952,500
 General Electric Co.....................................  10,400     1,352,000
                                                                    -----------
                                                                      2,304,500
                                                                    -----------
Electronics -- 9.0%
 3Com Corp.*.............................................  29,500     1,174,469
 Avnet, Inc..............................................  20,000     1,098,750
 Intel Corp..............................................  20,000     1,533,750
 Teradyne, Inc.*.........................................  28,000     1,219,750
                                                                    -----------
                                                                      5,026,719
                                                                    -----------
Financial Services -- 6.0%
 American Express Co.....................................   6,800     1,028,925
 CIT Group, Inc..........................................  18,000       373,500
 Freddie Mac.............................................  12,000       592,500
 Morgan Stanley Dean Witter..............................   7,200       868,500
 T. Rowe Price Assoc.....................................  14,300       514,800
                                                                    -----------
                                                                      3,378,225
                                                                    -----------
Food Products -- 1.5%
 Corn Products International.............................  12,000       376,500
 Nestle Registered ADR...................................   5,000       449,750
                                                                    -----------
                                                                        826,250
                                                                    -----------
Household Products -- 1.1%
 Colgate-Palmolive Co....................................  11,000       603,625
                                                                    -----------
Insurance -- 2.5%
 Lincoln National Corp...................................  16,000       667,000
 UNUMProvident Corp......................................  23,000       748,937
                                                                    -----------
                                                                      1,415,937
                                                                    -----------
Manufacturing -- 1.4%
 Tyco International......................................  20,000       801,250
                                                                    -----------
Medical Equipment & Supplies -- 4.0%
 Baxter International....................................  11,000       743,187
 Boston Scientific Corp.*................................  20,000       422,500
 Johnson & Johnson.......................................  10,100     1,047,875
                                                                    -----------
                                                                      2,213,562
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK -- Continued
Oil/Gas Equipment & Services -- 3.7%
 Baker Hughes............................................   18,000   $   454,500
 Enron Corp..............................................   16,000       609,000
 Halliburton Co..........................................   11,534       446,222
 Williams Co.............................................   16,000       540,000
                                                                     -----------
                                                                       2,049,722
                                                                     -----------
Oil & Gas Exploration Product & Services -- 2.4%
 Exxon Corp..............................................    7,500       594,844
 Mobil Corp..............................................    7,000       730,187
                                                                     -----------
                                                                       1,325,031
                                                                     -----------
Pharmaceuticals -- 8.4%
 American Home Products..................................   20,000     1,040,000
 Bristol-Myers Squibb Co.................................   16,000     1,169,000
 Chiron Corp.*...........................................    5,500       180,469
 Genzyme Corp.*..........................................   10,000       360,000
 Pfizer, Inc.............................................   12,000       434,250
 Warner Lambert Co.......................................   17,200     1,542,625
                                                                     -----------
                                                                       4,726,344
                                                                     -----------
Restaurants -- 0.6%
 McDonald's Corp.........................................    8,000       360,000
                                                                     -----------
Retail Stores -- 7.4%
 Dayton-Hudson Corp......................................   10,000       705,625
 Gap, Inc................................................   12,750       516,375
 Home Depot, Inc.........................................   14,000     1,106,875
 Nordstrom, Inc..........................................   15,000       417,188
 Staples, Inc.*..........................................   20,000       470,000
 Wal-Mart Stores, Inc....................................   16,000       922,000
                                                                     -----------
                                                                       4,138,063
                                                                     -----------
Telecommunications -- 11.4%
 AT&T Corp...............................................   24,000     1,341,000
 Cable & Wireless ADR....................................    9,000       357,750
 Global Crossing Ltd.*...................................   26,650     1,162,606
 MCI Worldcom, Inc.*.....................................   21,000     1,736,438
 SBC Communications, Inc.................................   18,000       934,875
 Vodafone ADR............................................   17,500       825,781
                                                                     -----------
                                                                       6,358,450
                                                                     -----------
 TOTAL COMMON STOCK
 (Cost $33,991,738)......................................             53,880,444
                                                                     -----------

                                                        Par
                                                       (000)     Value
                                                       -----     -----

REPURCHASE AGREEMENT -- 3.6%
Banc of America Securities, LLC
 (Agreement dated 11/30/99 to be repurchased at
  $2,035,317 collateralized by $2,000,000 (Value
  $2,086,005) U.S. Treasury Bills, 7.75% due 2/15/01)
  5.60%, 12/01/99..................................... $2,035 $ 2,035,000
                                                              -----------
 TOTAL REPURCHASE AGREEMENT (Cost $2,035,000)................   2,035,000
                                                              -----------
TOTAL INVESTMENTS IN SECURITIES -- 100.0%
 (Cost $36,026,738**)........................................  55,915,444
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0)%..............      (1,875)
                                                              -----------
NET ASSETS -- 100.0%
 (equivalent to $12.81 per share based on 4,365,715 shares
  outstanding)............................................... $55,913,569
                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($55,913,569 / 4,365,715)...................................      $12.81
                                                                   ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $36,192,239. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $20,444,249
   Excess of tax cost over value....................................  $(721,044)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- 93.8%
Australia -- 1.1%
 Goodman Fielder.........................................   270,000 $   242,004
 John Fairfax Ltd........................................    43,000     121,911
 National Australian Bank................................    37,000     533,909
 North Limited...........................................    65,000     127,677
 Telstra (Installment Receipt)...........................    16,000      59,317
                                                                    -----------
                                                                      1,084,818
                                                                    -----------
Brazil -- 1.2%
 Telesudeste Cellular ADR................................    23,000     478,688
 Unibanco GDR............................................    29,400     692,738
                                                                    -----------
                                                                      1,171,426
                                                                    -----------
China -- 0.2%
 Maanshan Iron and Steel................................. 2,115,000     138,886
                                                                    -----------
Denmark -- 0.6%
 Tele Danmank 'B'........................................    10,000     644,303
                                                                    -----------
Finland -- 1.9%
 Nokia 'A'...............................................     9,000   1,274,120
 Sonera..................................................     5,500     227,109
 Stora Enso 'A'..........................................    28,000     394,701
                                                                    -----------
                                                                      1,895,930
                                                                    -----------
France -- 11.1%
 Alcatel.................................................     4,500     872,219
 AXA.....................................................     6,250     842,642
 Banque National de Paris................................     9,150     838,388
 Carrefour...............................................     4,000     696,769
 Danone..................................................     2,270     526,384
 Dexia NPV...............................................     3,620     596,313
 Equant..................................................     5,400     521,972
 France Telecom..........................................     8,175     947,427
 Peugeot.................................................     1,750     342,721
 Renault.................................................     8,000     351,445
 Rhodia..................................................    30,000     546,742
 Rhone-Poulenc...........................................     7,000     433,467
 Suez Lyonnaise Des Eaux.................................     4,000     589,233
 Total Fina 'B'..........................................    11,468   1,525,402
 Valeo...................................................     5,400     361,575
 Vivendi.................................................    13,927   1,114,826
                                                                    -----------
                                                                     11,107,525
                                                                    -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
Germany -- 9.2%
 Allianz.................................................     2,145 $   627,956
 BASF....................................................     8,850     409,460
 Bayer Hypovereinsbank...................................     4,600     285,313
 Celanese................................................         1          13
 DaimlerChrysler.........................................     4,750     323,313
 Deutsche Bank...........................................     8,480     558,841
 Deutsche Telekom........................................    16,000     915,868
 Direkt Anlage Bank......................................     2,320      36,325
 GEA Preferred...........................................    29,500     807,929
 Hoechst.................................................    13,950     634,885
 Man.....................................................    17,800     543,057
 Mannesman...............................................     7,000   1,454,756
 Sap Preferred, Non-Voting...............................       520     211,004
 Siemens.................................................    10,800   1,088,530
 Thyssen Krupp...........................................    25,000     656,996
 Veba....................................................    13,500     659,262
                                                                    -----------
                                                                      9,213,508
                                                                    -----------
Hong Kong -- 2.4%
 Cable and Wireless HKT..................................   177,000     482,017
 China Telecom...........................................    92,000     493,972
 Dao Heng Bank Group.....................................    35,100     200,212
 Henderson Land Development..............................    42,000     227,131
 Hutchison Whampoa.......................................    35,000     430,378
 New World China Land....................................    87,800      39,002
 Pacific Century Cyberworks..............................   225,000     192,656
 SCMP Holdings...........................................   340,000     282,369
                                                                    -----------
                                                                      2,347,737
                                                                    -----------
Italy -- 3.2%
 Acea....................................................    23,400     265,064
 Banca Nazionale Lavaro..................................   105,000     338,315
 ENI.....................................................   136,000     744,938
 Telecom Italia Mobile...................................    75,000     589,031
 Tiscali*................................................     3,570     572,620
 Unicredito Italiano.....................................   150,000     699,286
                                                                    -----------
                                                                      3,209,254
                                                                    -----------
Japan -- 23.7%
 Asahi Glass Company.....................................    80,000     642,756
 Bridgestone.............................................    16,000     394,578
 Daiwa House Industry....................................    30,000     270,098
 Daiwa Sec...............................................    73,000   1,041,581

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
Japan -- Continued
 FamilyMart Co., Ltd.....................................     3,000 $   188,188
 Fujitsu Ltd.............................................    12,000     425,111
 Industrial Bank.........................................    71,000     835,866
 Kawasaki Steel..........................................   240,000     493,223
 Kuraray.................................................    48,000     540,197
 Kyocera Corp............................................     8,000     963,742
 Mabuchi Motors..........................................     6,100     764,104
 Marui Co., Ltd..........................................    38,000     650,037
 Matsushita Electric Industrial..........................    35,000     885,404
 Minebea.................................................    18,000     280,609
 Mitsubishi Corp.........................................   100,000     871,948
 Mitsui Fudosan..........................................    94,000     747,879
 Nihon Unisys, Ltd.......................................     6,000     229,584
 Nintendo................................................     3,000     499,388
 Nippon Telegraph & Telephone............................        78   1,396,878
 Nishimatsu Construction.................................    90,000     404,267
 NSK Limited.............................................    76,000     646,318
 NTT Mobile Comm.........................................        20     700,690
 Ricoh...................................................    53,000     980,281
 Sanwa Bank..............................................    69,000     837,305
 Sekisui Chemical........................................    68,000     322,748
 Sharp...................................................    45,000     918,187
 Shin-Etsu Chemical......................................    25,000     985,957
 Sumitomo Bank...........................................    63,000     964,867
 Sumitomo Marine & Fire..................................    75,000     527,719
 Suzuki Motor............................................    28,000     410,745
 Teijin..................................................   167,000     748,505
 Toshiba Corp............................................   109,000     801,086
 Toyota Motor............................................    18,000     609,483
 Trans Cosmos............................................     5,000   1,135,196
 Tsubaki Nakashima.......................................    35,000     486,373
                                                                    -----------
                                                                     23,600,898
                                                                    -----------
Malaysia -- 1.2%
 Genting Berhad..........................................    96,000     333,471
 Malayan Banking.........................................   100,000     342,103
 Malaysian Air Systems...................................   273,000     234,204
 Tenaga Nasional.........................................   145,000     320,524
                                                                    -----------
                                                                      1,230,302
                                                                    -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
Mexico -- 1.3%
 Corporacion Geo..........................................   270,000 $   915,546
 Telefonos Mexico ADR.....................................     4,400     407,275
                                                                     -----------
                                                                       1,322,821
                                                                     -----------
Netherlands -- 6.5%
 Ahold....................................................    15,000     477,417
 Buhrmann.................................................    19,500     306,483
 Fortis...................................................    13,500     462,571
 Getronics................................................     6,000     367,012
 ING......................................................    10,300     579,219
 Laurus...................................................    14,700     274,564
 OpenTV Corp..............................................    11,500     908,500
 Philips Electronics......................................     9,890   1,203,443
 Royal Dutch Petrol.......................................    12,500     735,408
 Vendex...................................................    14,500     382,518
 VNU......................................................    20,500     812,234
                                                                     -----------
                                                                       6,509,369
                                                                     -----------
Norway -- 0.2%
 Petroleum Geo-Services...................................    14,100     218,631
                                                                     -----------
Portugal -- 0.3%
 Portugal Telecom.........................................    31,050     298,571
 PT Multimedia*...........................................     1,160      45,692
                                                                     -----------
                                                                         344,263
                                                                     -----------
Singapore -- 1.3%
 City Developments........................................    29,000     164,853
 DBS Group Holdings.......................................    32,542     422,277
 Overseas Chinese Bank....................................    31,000     232,504
 Parkway Holdings.........................................   130,000     263,099
 Sembcorp Industries......................................   118,000     157,335
 Singapore Telecom........................................    54,000     102,216
                                                                     -----------
                                                                       1,342,284
                                                                     -----------
South Africa -- 1.6%
 Barlow Ltd...............................................   115,000     669,516
 De Beers-Centenary.......................................    25,000     676,115
 Old Mutual...............................................   116,000     252,665
                                                                     -----------
                                                                       1,598,296
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                         Number of
                                                           Shares      Value
                                                         ---------     -----

COMMON STOCK & PREFERRED STOCK -- Continued
South Korea -- 0.8%
 Housing & Commercial Bank GDR..........................     16,000 $   448,566
 Samsung Electronics GDR................................      5,000     372,500
                                                                    -----------
                                                                        821,066
                                                                    -----------
Spain -- 3.1%
 Amadeus*...............................................     35,000     274,881
 Argentaria.............................................     29,000     662,836
 BCSM...................................................     46,800     514,107
 Repsol.................................................     17,250     376,905
 Telefonica de Espana...................................     57,750   1,202,500
 Terra Networks*........................................      1,400      48,224
                                                                    -----------
                                                                      3,079,453
                                                                    -----------
Sweden -- 1.3%
 Ericsson...............................................     26,000   1,261,611
                                                                    -----------
Switzerland -- 3.9%
 Clariant...............................................        814     349,468
 Holdersbank............................................        435     544,952
 Nestle Registered......................................        265     476,735
 Novartis Registered,
  Non-Voting............................................        700   1,090,778
 Roche Holdings 1/10 PC
  Non-Voting............................................         64     772,401
 UBS Registered.........................................      2,300     628,896
                                                                    -----------
                                                                      3,863,230
                                                                    -----------
Thailand -- 1.0%
 Bangkok Bank...........................................     51,000     109,206
 Bangkok Expressway.....................................    470,000     232,017
 Golden Land Property...................................    440,000     203,103
 Land and House.........................................     71,400      71,409
 PTT Expl & Prod........................................     13,000      80,010
 Siam Cement Co Ltd.....................................      4,000     116,117
 Telecomasia............................................    187,000     184,626
                                                                    -----------
                                                                        996,488
                                                                    -----------
Turkey -- 1.7%
 Garanti Bank........................................... 57,400,000     620,433
 Isbank................................................. 21,200,000     501,264
 Sabanci................................................ 17,500,000     565,780
                                                                    -----------
                                                                      1,687,477
                                                                    -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK & PREFERRED STOCK -- Continued
United Kingdom -- 15.0%
 Abbey National..........................................     30,000 $   507,913
 Allied Zurich...........................................     22,000     267,176
 Astrazeneca.............................................     12,000     534,192
 Barclays................................................     27,000     779,213
 BG......................................................     86,000     452,009
 BP Amoco................................................    186,000   1,897,433
 British Aero Loan.......................................      6,771      10,165
 British Aerospace.......................................     21,440     122,502
 British Telecom.........................................     53,000   1,065,294
 Bryant Group............................................    155,000     357,960
 Cable & Wireless........................................     36,000     457,838
 Diageo..................................................     29,000     262,581
 Glaxo Wellcome..........................................     44,000   1,316,081
 Granada Group...........................................     46,000     378,776
 Hanson..................................................     21,000     177,435
 HSBC Holdings...........................................     51,000     659,976
 Jarvis Hotels...........................................     95,000     172,490
 Kingfisher..............................................     38,000     352,242
 Land Securities.........................................     30,000     347,368
 Legal and General.......................................     60,000     165,800
 Limelight...............................................    210,000     133,787
 Lloyds..................................................     42,000     536,820
 Marconi.................................................     50,000     638,275
 Norwich Union...........................................     43,000     305,106
 Peninsular Oriental Steam...............................     26,000     381,802
 Railtrack Group.........................................     11,000     169,065
 Royal & Sun Alliance....................................     46,363     283,186
 SmithKline Beecham......................................     52,000     696,520
 Unilever................................................     28,000     205,586
 Vodafone Airtouch.......................................    250,000   1,178,599
 Whitbread...............................................     18,000     173,020
                                                                     -----------
                                                                      14,986,210
                                                                     -----------
 TOTAL COMMON STOCK & PREFERRED STOCK
 (Cost $74,646,430)......................................             93,675,786
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                               Par
                                                              (000)     Value
                                                              ------    -----

SHORT-TERM INVESTMENTS -- 6.0%
Eurodollar Time Deposit
 State Street Bank & Trust Co.
 5.0%, 12/01/99.............................................  $5,943 $ 5,943,000
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS
 (Cost $5,943,000)..........................................           5,943,000
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $80,589,430**)...............................................  99,618,786
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.......................     215,682
                                                                     -----------
NET ASSETS -- 100.0 %
 (equivalent to $16.04 per share based on 6,225,315 shares
  outstanding)...................................................... $99,834,468
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($99,834,468 / 6,225,315)..........................................      $16.04
                                                                          ======

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $80,589,546. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $22,819,396
   Excess of tax cost over value................................... $(3,790,156)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- 96.2%
Apartments -- 24.5%
 AMLI Residential Properties Trust........................    8,200  $  174,762
 Archstone Communities....................................   12,500     250,781
 Avalonbay Communities....................................    8,634     279,526
 Equity Residential Properties Trust......................    6,450     259,209
 Gables Residential Trust.................................    8,200     194,750
 Home Property............................................    9,000     230,625
 Post Properties, Inc. ...................................    4,000     152,500
 Charles E Smith Residential Realty.......................    7,700     250,250
 Summit Properties, Inc. .................................    9,000     164,250
 United Dominion Realty Trust, Inc. ......................   13,500     145,969
                                                                     ----------
                                                                      2,102,622
                                                                     ----------
Construction -- 0.3%
 Centex Corporation.......................................    1,000      23,750
                                                                     ----------
Diversified -- 11.6%
 Colonial Properties Trust................................    6,400     157,600
 Duke Realty Investments, Inc. ...........................   13,678     253,043
 Eastgroup Properties.....................................    9,900     172,012
 Liberty Property Trust...................................    6,800     155,125
 Spieker Properties, Inc. ................................    7,300     255,500
                                                                     ----------
                                                                        993,280
                                                                     ----------
Health Care -- 5.0%
 Health Care Property Investors...........................    4,000     103,750
 Meditrust Companies......................................    4,004      26,276
 Nationwide Health Properties, Inc. ......................   10,100     150,869
 Omega Healthcare Investors, Inc. ........................    9,000     150,750
                                                                     ----------
                                                                        431,645
                                                                     ----------
Hotels & Lodging -- 4.4%
 Crestline Capital Corp.*.................................    1,300      28,844
 Host Marriott Corp. .....................................    7,000      65,187
 Jameson Inns, Inc. ......................................    4,000      33,250
 RFS Hotel Investors, Inc. ...............................    8,000      89,000
 Starwood Hotels & Resorts................................    6,600     147,262

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Hotels & Lodging -- Continued
 Wyndham International, Inc.
  Class A*................................................    4,000  $   11,250
                                                                     ----------
                                                                        374,793
                                                                     ----------
Investment Company -- 0.8%
 Wellsford Real Properties*...............................    8,500      66,938
                                                                     ----------
Office Properties -- 25.0%
 Arden Realty Group, Inc. ................................    7,500     144,375
 Boston Properties, Inc. .................................    3,800     107,587
 Carramerica Realty Corp. ................................    5,400     112,050
 Cornerstone Properties, Inc. ............................    8,000     110,500
 Corporate Office Properties Trust........................   13,000     100,750
 Cousins Properties, Inc. ................................    6,400     220,800
 Crescent Real Estate Equities, Inc. .....................    8,500     143,969
 Equity Office Properties Trust...........................   11,200     245,700
 Highwood Properties, Inc. ...............................    8,000     176,000
 Mack Cali Realty Corp....................................    6,800     167,875
 Prentiss Properties Trust................................   12,000     243,000
 Reckson Association Realty Corp. ........................   11,800     238,213
 Reckson Services Realty Corp.*...........................    4,704     129,360
                                                                     ----------
                                                                      2,140,179
                                                                     ----------
Retail -- 14.3%
 Burnham Pacific Property, Inc. ..........................    3,400      33,362
 CBL & Associates Properties, Inc. .......................    3,900      85,069
 Federal Realty Investment Trust..........................    5,800     104,400
 IRT Property Co. ........................................    9,800      76,563
 New Plan Excel Realty....................................    8,000     130,000
 Regency Realty Corp. ....................................    8,000     162,000
 Rouse Co. ...............................................    8,300     182,081
 Simon Property Group, Inc. ..............................    5,500     128,219
 Taubman Centers, Inc. ...................................   12,800     139,200
 Urban Shopping Centers, Inc. ............................    4,100     105,831
 Western Investment Real Estate Trust.....................    7,500      74,063
                                                                     ----------
                                                                      1,220,788
                                                                     ----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         DIVERSIFIED REAL ESTATE FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                            Number of
                                                             Shares     Value
                                                            ---------   -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Storage -- 2.7%
 Public Storage, Inc. ....................................     5,600  $  127,750
 Sovran Self Storage, Inc. ...............................     3,400      68,000
 Storage USA, Inc. .......................................     1,400      37,800
                                                                      ----------
                                                                         233,550
                                                                      ----------
Warehouse/Industrial -- 7.6%
 Centerpoint Properties Trust.............................     6,000     208,500
 First Industrial Realty Trust, Inc. .....................     9,100     232,050
 Prologis Trust...........................................    11,620     211,339
                                                                      ----------
                                                                         651,889
                                                                      ----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $9,519,780)........................................             8,239,434
                                                                      ----------

                                                           Number of
                                                            Shares     Value
                                                           ---------   -----

INVESTMENT COMPANIES -- 3.7%
 Goldman Sachs Financial Square Prime Obligations Fund....  146,136  $  146,136
 Provident Institutional
  Funds -- TempFund.......................................  173,358     173,358
                                                                     ----------
TOTAL INVESTMENT COMPANIES
 (Cost $319,494)..........................................              319,494
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES -- 99.9%
 (Cost $9,839,274**)......................................            8,558,928
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%.............                9,485
                                                                     ----------
NET ASSETS -- 100.0%
 (equivalent to $8.10 per share based on 1,057,424 shares
  outstanding)............................................           $8,568,413
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($8,568,413 / 1,057,424).................................                $8.10
                                                                          =====

--------
 *  Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $9,865,800. The aggre-gate gross unrealized appreciation (depreciation) for all securities is as follows:

  Excess of value over tax cost...................................  $   162,023
  Excess of tax cost over value...................................  $(1,468,895)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                         Par
                                                        (000)     Value
                                                        -----     -----

AGENCY OBLIGATIONS -- 20.3%
Federal Farm Credit Bank -- 1.2%
Debentures
 5.125%, 04/02/01....................................  $ 2,000 $ 1,972,660
                                                               -----------
Federal Home Loan Mortgage Corp. -- 7.8%
Debentures
 5.00%, 01/15/04.....................................    1,000     942,990
 7.01%, 07/11/07.....................................    1,000     993,510
Mortgage Backed Securities
 6.00%, 04/01/14.....................................   11,307  10,836,677
                                                               -----------
                                                                12,773,177
                                                               -----------
Federal National Mortgage Association -- 8.0%
Mortgage Backed Securities
 6.375%, 06/15/09....................................    2,500   2,426,200
 6.50%, 04/01/14 (Pool #323654)......................    9,033   8,838,041
 6.00%, 04/01/14 (Pool #484807)......................    1,913   1,831,367
                                                               -----------
                                                                13,095,608
                                                               -----------
Government National Mortgage Association -- 3.3%
Mortgage Backed Securities
 6.00%, 06/15/13 (Pool #456934)......................    2,294   2,194,895
 6.00%, 07/15/13 (Pool #433894)......................    3,232   3,092,290
                                                               -----------
                                                                 5,287,185
                                                               -----------
 TOTAL AGENCY OBLIGATIONS
 (Cost $34,256,068)..................................           33,128,630
                                                               -----------
CORPORATE BONDS -- 31.6%
Beverages -- 2.9%
Coca-Cola Enterprises Putable Asset Trust
 6.00%, 03/15/01.....................................    1,000     991,250
Coca-Cola Co., Inc.
 5.75%, 11/01/08.....................................    1,000     905,000
Pepsico Inc. Medium Term Note
 5.75%, 01/02/03.....................................    3,000   2,910,000
                                                               -----------
                                                                 4,806,250
                                                               -----------
Chemicals -- 1.2%
E.I. duPont deNemours & Co. Medium Term Note
 6.00%, 03/06/03.....................................    2,000   1,960,000
                                                               -----------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

CORPORATE BONDS -- Continued
Communication Equipment -- 0.9%
Motorola, Inc.
 5.80%, 10/15/08............................................ $1,675 $ 1,528,437
                                                                    -----------
Computer Software -- 1.3%
Sun Microsystems, Inc.
 7.65%, 08/15/09............................................  2,000   2,027,500
                                                                    -----------
Defense -- 1.2%
United Technologies Corp.
 7.00%, 09/15/06............................................  2,000   1,987,500
                                                                    -----------
Finance -- 7.9%
Associates Corp. North America
 6.50%, 07/15/02............................................  2,000   1,987,500
Ford Motor Credit Corp.
 6.00%, 01/14/03............................................  2,800   2,730,000
IBM Credit
 5.76%, 05/15/01............................................  2,000   1,977,500
Norwest Financial, Inc.
 6.375%, 11/15/03...........................................  1,000     981,250
SunTrust Banks, Inc.
 6.25%, 06/01/08............................................  2,000   1,872,500
Toyota Motor Credit
 5.625%, 11/13/03...........................................  1,000     956,250
Wachovia Corp.
 6.70%, 06/21/04............................................  2,500   2,471,875
                                                                    -----------
                                                                     12,976,875
                                                                    -----------
Foods -- 0.6%
Campbells Soup
 6.15%, 12/01/02............................................  1,000     986,250
                                                                    -----------
Manufacturing -- 0.8%
Minnesota Mining and Manufacturing
 5.62%, 07/15/09............................................  1,399   1,308,612
                                                                    -----------
Printing & Publishing -- 2.4%
Dow Jones & Co., Inc.
 5.75%, 12/01/00............................................  2,000   1,987,500
Time Mirror Corp.
 6.65%, 10/15/01............................................  2,000   1,995,000
                                                                    -----------
                                                                      3,982,500
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                               Par
                                                              (000)     Value
                                                              -----     -----

CORPORATE BONDS -- Continued
Railroads -- 1.3%
Union Pacific Corp.
 6.125%, 01/15/04...........................................  $2,150 $ 2,058,625
                                                                     -----------
Retail Merchandising -- 2.7%
Sears Roebuck Acceptance Corp.
 6.34%, 10/12/00............................................   2,600   2,594,384
Wal-Mart Stores
 6.875%, 08/10/09...........................................   1,750   1,739,063
                                                                     -----------
                                                                       4,333,447
                                                                     -----------
Telecommunications -- 1.2%
MCI WorldCom, Inc.
 6.125%, 08/15/01...........................................   2,000   1,982,500
                                                                     -----------
Utilities -- Gas/Gas & Electric -- 5.3%
Baltimore Gas & Electric
 6.50%, 02/15/03............................................   3,000   2,973,750
Consolidated Natural Gas Co.
 5.75%, 08/01/03............................................     475     453,625
Enron Corporation
 6.625%, 11/15/05...........................................   2,750   2,643,437
Northern Illinois Gas Co.
 6.45%, 08/01/01............................................   2,500   2,493,750
                                                                     -----------
                                                                       8,564,562
                                                                     -----------
Utilities -- Telephone -- 1.9%
Ameritech Capital Funding
 6.125%, 10/15/01...........................................   1,200   1,189,500
AT&T Corporation
 5.625%, 03/15/04...........................................   2,000   1,910,000
                                                                     -----------
                                                                       3,099,500
                                                                     -----------
 TOTAL CORPORATE BONDS
 (Cost $52,843,930).........................................          51,602,558
                                                                     -----------
FOREIGN BONDS -- 0.6%
Governments -- 0.6%
Ontario Province Global Notes
 5.50%, 10/01/08............................................   1,000     903,750
                                                                     -----------
 TOTAL FOREIGN BONDS
 (Cost $994,615)............................................             903,750
                                                                     -----------

                                                               Par
                                                              (000)     Value
                                                              -----     -----

ASSET-BACKED SECURITIES -- 7.3%
Auto Loan -- 0.7%
Banc One Auto Grantor Trust
 6.27%, 11/20/03............................................  $  927 $   929,400
Premier Auto Trust
 6.575%, 10/06/00...........................................     247     246,814
                                                                     -----------
                                                                       1,176,214
                                                                     -----------
Credit Card -- 2.6%
Citibank Credit Card Master Trust
 6.839%, 02/10/04...........................................   4,250   4,223,565
                                                                     -----------
Recreational Vehicles -- 1.8%
CIT Rv Trust
 5.99%, 05/15/09............................................   3,000   2,974,688
                                                                     -----------
Stranded Cost -- 2.2%
California Infrastructure
 6.17%, 03/25/03............................................   1,000     997,000
 6.16%, 06/25/03............................................   1,000     996,690
Comed Transitional Funding Trust
 5.34%, 03/25/04............................................   1,700   1,654,406
                                                                     -----------
                                                                       3,648,096
                                                                     -----------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $12,126,994).........................................          12,022,563
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 26.5%
U.S. Treasury Bills -- 6.0%
 4.465%, 02/03/00...........................................   5,000   4,955,200
 4.465%, 05/04/00...........................................   5,000   4,886,300
                                                                     -----------
                                                                       9,841,500
                                                                     -----------
U.S. Treasury Notes -- 20.5%
 5.375%, 01/31/00...........................................   5,000   5,000,000
 7.125%, 02/29/00...........................................   5,500   5,522,385
 6.375%, 05/15/00...........................................   2,000   2,007,200
 6.250%, 05/31/00...........................................   3,500   3,510,990
 6.00%, 08/15/00............................................   2,035   2,038,805
 5.00%, 02/28/01............................................   1,000     989,470
 6.50%, 05/31/01............................................   4,040   4,071,916
 5.875%, 11/30/01...........................................   6,000   5,987,160

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          LIMITED MATURITY BOND FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                         Par
                                                        (000)     Value
                                                        -----     -----

U.S. TREASURY OBLIGATIONS -- Continued
U.S. Treasury Notes -- Continued
 6.125%, 12/31/01.....................................  $3,000 $ 3,007,050
 5.625%, 05/15/08.....................................   1,500   1,436,235
                                                               -----------
                                                                33,571,211
                                                               -----------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $43,366,709)...................................          43,412,711
                                                               -----------
REPURCHASE AGREEMENTS -- 7.1%
Banc of America Securities LLC
 (Agreement dated 11/30/99 to be repurchased at
  $5,645,878 collateralized by $4,590,000 (Value
  $5,808,374) U.S. Treasury Notes, 8.75%, due
  08/15/20)
  5.60%, 12/01/99.....................................   5,645   5,645,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at
  $6,000,928 collateralized by $5,000,000 (Value
  $6,170,448) U.S. Treasury Notes, 8.50%, due
  02/15/20)
  5.57%, 12/01/99.....................................   6,000   6,000,000
                                                               -----------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $11,645,000)...................................          11,645,000
                                                               -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 6.1%
Goldman Sachs Financial Square Prime Obligations Fund...  5,000,000 $  5,000,000
Provident Institutional
 Funds -- TempFund......................................  5,000,000    5,000,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $10,000,000).....................................              10,000,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.5%
 (Cost $165,233,316*)..............................................  162,715,212
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%......................      868,665
                                                                    ------------
NET ASSETS  -- 100.0%
 (equivalent to $10.21 per share based on 16,026,039 shares
  outstanding)..................................................... $163,583,877
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($163,583,877 / 16,026,039).......................................       $10.21
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $   111,594
   Excess of tax cost over value.................................. $(2,629,698)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 46.2%
Federal Home Loan Bank -- 1.3%
Notes
 6.185%, 06/07/00.......................................... $1,500 $  1,501,290
                                                                   ------------
Federal Home Loan Mortgage Corp. -- 13.5%
Collateralized Mortgage Obligation
 6.25%, 12/15/16 (Pool #2018PAG)...........................    250      247,850
 6.175%, 08/15/18 (Pool #2035).............................    500      492,325
 6.80%, 10/15/26 (Pool #2051)..............................  1,963    1,920,452
Debentures
 7.30%, 08/24/06...........................................  1,000      991,480
Mortgage Backed Securities
 6.00%, 02/01/14 (Pool #E74547)............................    896      858,564
 6.50%, 09/01/24 (Pool #G00320)............................  2,116    2,020,897
 7.50%, 07/01/26 (Pool #D72963)............................    179      179,051
 6.50%, 10/01/27 (Pool #C00561)............................     29       27,556
 7.50%, 10/01/27 (Pool #D82914)............................    204      203,385
 6.50%, 10/01/27 (Pool #D83095)............................     31       29,320
 6.50%, 10/01/27 (Pool #D83337)............................    754      719,694
 7.00%, 11/01/27 (Pool #D83947)............................  1,611    1,576,447
 5.94%, 05/01/28 (Pool #786307)............................    719      718,872
 6.50%, 03/01/29 (Pool #C00731)............................  3,916    3,739,474
 5.696%, 04/01/29 (ARM)....................................  2,263    2,228,610
                                                                   ------------
                                                                     15,953,977
                                                                   ------------
Federal National Mortgage Association -- 14.2%
Collateralized Mortgage Obligations
 5.70%, 06/25/17 (Pool #X-225C)............................    493      489,710
 6.00%, 11/18/17 (Pool #1998-26)...........................  1,250    1,232,175
 6.25%, 03/25/19 (Pool #PAC93-37)..........................    705      704,690
Notes
 5.125%, 02/13/04..........................................  1,000      946,900
 6.375%, 06/15/09..........................................  1,275    1,237,362
Medium Term Notes
 6.50%, 12/27/01...........................................    250      248,793
 7.14%, 03/12/07...........................................    245      241,019
 7.00%, 08/27/12...........................................  1,000      990,820
Mortgage Backed Securities
 7.00%, 04/01/04 (Pool #377898)............................    112      112,424
 7.50%, 10/01/07 (Pool #177233)............................    122      123,277
 6.00%, 01/01/09 (Pool #265989)............................  1,127    1,078,938
 7.00%, 04/01/11 (Pool #338884)............................    373      371,080
 7.50%, 08/01/26 (Pool #349416)............................    130      130,235

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
 8.00%, 09/01/26 (Pool #250675)............................ $  264 $    268,089
 7.00%, 04/01/27 (Pool #313458)............................    464      453,591
 8.00%, 08/01/27 (Pool #392496)............................    448      454,674
 8.00%, 09/01/27 (Pool #398392)............................     27       27,443
 8.00%, 10/01/27 (Pool # 331320)...........................     94       95,340
 7.50%, 10/01/27 (Pool #395593)............................    544      542,769
 8.00%, 10/01/27 (Pool #395770)............................     14       13,915
 7.50%, 10/01/27 (Pool #396031)............................    658      656,561
 7.00%, 10/01/27 (Pool #398928)............................    253      247,739
 6.50%, 10/01/27 (Pool #399065)............................    381      363,679
 8.00%, 10/01/27 (Pool #399081)............................    413      418,749
 8.00%, 10/01/27 (Pool #402178)............................    198      200,963
 7.00%, 11/01/27 (Pool #251286)............................    705      689,590
 6.50%, 11/01/27 (Pool #402786)............................    147      140,033
 6.50%, 12/01/27 (Pool #354802)............................    526      501,964
 6.50%, 01/01/28 (Pool #406700)............................  1,614    1,539,518
 7.00%, 03/01/29 (Pool #491183)............................  2,349    2,297,965
                                                                   ------------
                                                                     16,820,005
                                                                   ------------
Government National Mortgage Association -- 16.4%
Mortgage Backed Securities
 9.00%, 05/15/16 (Pool #163606)............................     11       12,021
 9.00%, 11/15/16 (Pool #181127)............................    123      129,155
 9.00%, 11/15/16 (Pool #183984)............................      4        4,705
 9.00%, 01/15/17 (Pool #175218)............................      4        4,195
 8.00%, 05/15/17 (Pool #180719)............................     40       40,742
 8.00%, 05/15/17 (Pool #217626)............................     87       88,704
 9.00%, 09/15/17 (Pool #222594)............................     39       40,636
 9.00%, 04/15/18 (Pool #236277)............................     11       11,174
 10.00%, 09/15/18 (Pool #255652)...........................     11       12,004
 10.00%, 05/15/19 (Pool #274305)...........................     37       40,013
 9.00%, 11/15/19 (Pool #247019)............................     66       69,072
 9.00%, 06/15/21 (Pool #305720)............................     85       89,524
 9.00%, 06/15/21 (Pool #309078)............................    128      134,183
 9.00%, 07/15/21 (Pool #309027)............................     52       55,190
 9.00%, 07/15/21 (Pool #309084)............................     67       70,805
 9.00%, 08/15/21 (Pool #296154)............................     48       50,983
 9.00%, 08/15/21 (Pool #306259)............................     73       77,181
 9.00%, 09/15/21 (Pool #272061)............................     38       40,279
 9.00%, 09/15/21 (Pool #305911)............................     73       76,933
 9.00%, 09/15/21 (Pool #308283)............................     71       74,769
 9.00%, 09/15/21 (Pool #308920)............................     99      104,510

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
 9.00%, 09/15/21 (Pool #313023)............................  $   16 $     16,913
 9.00%, 09/15/21 (Pool #314939)............................      14       14,630
 8.00%, 02/15/23 (Pool #332531)............................   1,005    1,023,757
 7.00%, 05/20/24 (Pool #1716)..............................     152      148,275
 7.00%, 10/15/25 (Pool #409958)............................     344      336,206
 7.00%, 01/15/26 (Pool #382719)............................     304      297,608
 7.00%, 01/15/26 (Pool #422404)............................     252      246,445
 6.50%, 02/15/26 (Pool #405214)............................     124      118,058
 7.00%, 02/15/26 (Pool #421686)............................     812      793,708
 6.50%, 02/15/26 (Pool #425085)............................     101       96,106
 6.50%, 03/15/26 (Pool #395468)............................     170      162,290
 7.00%, 01/15/27 (Pool #436748)............................     368      359,482
 7.00%, 02/15/27 (Pool #428935)............................     340      332,193
 7.00%, 08/15/27 (Pool #443508)............................     227      221,821
 8.50%, 08/15/27 (Pool #453213)............................     301      311,215
 6.50%, 08/20/27 (Pool #80104).............................   1,024    1,033,149
 8.00%, 09/15/27 (Pool #453740)............................     177      180,348
 7.00%, 09/15/27 (Pool #453980)............................     284      277,343
 7.00%, 09/15/27 (Pool #454825)............................      32       30,921
 7.00%, 10/15/27 (Pool #445227)............................     330      323,102
 7.00%, 10/15/27 (Pool #453576)............................      91       89,413
 7.00%, 10/15/27 (Pool #455319)............................     264      257,873
 7.00%, 11/15/27 (Pool #452737)............................     409      399,586
 7.00%, 12/15/27 (Pool #443780)............................     354      346,204
 7.00%, 04/15/28 (Pool #471672)............................      51       49,969
 6.50%, 07/15/28 (Pool #468090)............................     943      897,632
 6.50%, 12/15/28 (Pool #471541)............................   1,465    1,394,991
 6.50%, 01/15/29 (Pool #490890)............................     980      933,200
 7.00%, 03/15/29 (Pool #470151)............................   2,391    2,338,138
 7.50%, 10/15/29 (Pool #521954)............................     999      998,232
 7.50%, 11/15/29 (Pool #434587)............................   4,100    4,096,145
                                                                    ------------
                                                                      19,351,731
                                                                    ------------
Tennessee Valley Authority -- 0.8%
Bond
 6.00%, 11/01/00...........................................   1,000      997,500
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $55,719,153)........................................           54,624,503
                                                                    ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

DOMESTIC CORPORATE BONDS -- 16.9%
Banking and Financial Services -- 6.9%
American Express Credit Corp.
 6.25%, 08/10/05........................................... $1,000 $    995,980
Associates Corp. of North America
 6.25%, 11/01/08...........................................  1,000      933,750
CIT Group, Inc.
 5.625%, 10/15/03..........................................  1,000      953,750
General Motors Acceptance Corp.
 7.125%, 05/01/01..........................................    400      402,500
General Motors Acceptance Corp.
 6.375%, 12/01/01..........................................  2,000    1,985,000
Merrill Lynch, Inc.
 6.00%, 02/12/03...........................................  1,000      976,250
SunTrust Banks, Inc.
 6.25%, 06/01/08...........................................  2,000    1,872,500
                                                                   ------------
                                                                      8,119,730
                                                                   ------------
Beverages -- 1.2%
Anheuser Busch Co., Inc.
 6.75%, 06/01/05...........................................    500      493,125
Coca Cola Co., Inc.
 5.75%, 11/01/08...........................................  1,000      905,000
                                                                   ------------
                                                                      1,398,125
                                                                   ------------
Communication Equipment -- 1.5%
Motorola, Inc.
 5.80%, 10/15/08...........................................  1,000      912,500
 6.50%, 11/15/28...........................................  1,050      917,438
                                                                   ------------
                                                                      1,829,938
                                                                   ------------
Computer Equipment -- 1.9%
IBM Corp.
 6.50%, 01/15/28...........................................  2,500    2,271,875
                                                                   ------------
Computer Software -- 1.7%
Sun Microsystems
 7.65%, 08/15/09...........................................  2,000    2,027,500
                                                                   ------------
Defense -- 2.0%
United Tech Corp.
 6.50%, 06/01/09...........................................  2,500    2,387,500
                                                                   ------------
Petroleum -- 0.1%
Mobil Oil Corp.
 9.17%, 02/29/00...........................................     68       68,685
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Telecommunications -- 1.6%
AT&T
 6.00%, 03/15/09...........................................  $2,000 $  1,845,000
                                                                    ------------
 TOTAL CORPORATE BONDS
 (Cost $21,070,012)........................................           19,948,353
                                                                    ------------
FOREIGN BONDS -- 5.7%
Brazil
 5.750%, 04/15/24..........................................   1,300      796,250
Deutschland
 4.50%, 07/04/09...........................................   1,500    1,439,049
Manitoba Province Canada
 6.125%, 01/19/04..........................................   1,000      975,000
Mexico
 6.25%, 12/31/19...........................................   1,000      775,200
Republic of Argentina, Zero-coupon
 10/15/01..................................................   2,000    1,680,000
Republic of Korea
 8.875%, 04/15/08..........................................   1,000    1,063,750
                                                                    ------------
 TOTAL FOREIGN BONDS
 (Cost $6,525,670).........................................            6,729,249
                                                                    ------------
ASSET-BACKED SECURITIES -- 7.2%
Auto Loan -- 2.4%
BancOne Auto Grantor Trust
 6.27%, 11/20/03...........................................     681      682,445
Barnett Auto Trust
 6.03%, 11/15/01...........................................     917      927,640
Premier Auto Trust
 6.35%, 04/06/02...........................................   1,170    1,158,685
                                                                    ------------
                                                                       2,768,770
                                                                    ------------
Credit Card -- 4.0%
Chase Credit Card Master Trust
 6.30%, 04/15/03...........................................   1,000    1,001,980
Citibank Credit Card Master Trust
 6.839%, 02/10/04..........................................   3,750    3,726,675
                                                                    ------------
                                                                       4,728,655
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

ASSET-BACKED SECURITIES -- Continued
Electric Utility -- 0.8%
Comed Transitional Fdg Trust
 5.34%, 03/25/04...........................................  $1,000 $    973,180
                                                                    ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $8,554,346).........................................            8,470,605
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 11.7%
U.S. Treasury Notes
 5.625%, 05/15/08..........................................   3,000    2,872,470
 6.125%, 11/15/27..........................................   2,000    1,906,300
U.S. Treasury Bonds
 8.00%, 11/15/21...........................................   1,000    1,162,370
 6.25%, 08/15/23...........................................     700      677,257
 6.875%, 08/15/25..........................................   3,100    3,235,935
 6.00%, 02/15/26...........................................   4,250    3,983,695
                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $13,892,951)........................................           13,838,027
                                                                    ------------
REPURCHASE AGREEMENTS -- 5.2%
Banc of America Securities LLC
 (Agreement dated 11/30/99 to be repurchased at $3,136,488
  collateralized by $3,250,000 (Value $3,207,902) U.S.
  Treasury Notes, 4.00%, due 10/31/00)
  5.60%, 12/01/99..........................................   3,136    3,136,000
Morgan Stanley & Co., Inc.
 (Agreement dated 11/30/99 to be repurchased at $3,000,464
  collateralized by $2,400,000 (Value $3,084,049) U.S.
  Treasury Notes, 9.25%, due 2/15/16)
  5.57%, 12/01/99..........................................   3,000    3,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $6,136,000).........................................            6,136,000
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                           Number
                                                          of Shares    Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 6.6%
 Goldman Sachs Financial Square Prime Obligations Fund..  3,830,705 $  3,830,705
 Offit High Yield Bond Fund, MSD&T Class................    400,000    4,028,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $7,830,705)......................................               7,858,705
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.5%
 (Cost $119,728,837*)..............................................  117,605,442
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%......................      621,063
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.60 per share based on 12,312,131 shares
  outstanding)..................................................... $118,226,505
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($118,226,505 / 12,312,131).......................................        $9.60
                                                                           =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $   876,610
   Excess of tax cost over value.................................. $(3,000,005)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                               Par
                                                              (000)     Value
                                                              -----     -----

MARYLAND -- 95.5%
Allegany County, PCR, Westvaco Corp. Project
 5.90%, 07/01/04............................................. $  200 $   206,500
Annapolis, GO, CPI
 5.00%, 11/01/16.............................................    440     408,100
Anne Arundel County, GO, CGI
 5.30%, 07/15/12.............................................    400     400,500
Baltimore City, GO, CPI, INS: FGIC
 5.00%, 10/15/16.............................................    500     461,875
Baltimore City, RB, Port Facilities
 6.50%, 12/01/10.............................................  1,000   1,066,250
Baltimore City, RB, Waste Water Project, INS: FGIC
 5.50%, 07/01/26.............................................    300     285,000
Baltimore County, GO, Refunding -- CPI
 5.20%, 04/01/09.............................................    400     403,000
Calvert County, GO
 5.05%, 01/01/01.............................................  1,000   1,008,520
Carroll County, GO, CPI
 4.80%, 12/01/12.............................................    855     813,319
Carroll County, GO
 5.375%, 11/01/25............................................    500     465,625
Charles County, GO
 6.25%, 06/01/02.............................................    500     522,500
 4.40%, 06/01/03.............................................    350     349,562
Frederick County, GO
 5.00%, 08/01/09.............................................    500     499,375
 4.20%, 07/01/11.............................................    500     454,375
Harford County, GO, CPI, UT
 5.60%, 09/01/06.............................................    325     337,187
 5.00%, 12/01/14.............................................    250     237,500
Howard County, GO, CPI
 5.25%, 08/15/09.............................................    130     131,625
Howard County, GO, CPI, Prerefunded
 8/15/03 @ 102
 5.25%, 08/15/09.............................................    180     187,650
Howard County, GO, CPI, Prerefunded
 8/15/05 @ 100
 5.25%, 08/15/09.............................................     90      92,587
Howard County, GO, Prerefunded 8/15/03 @ 102
 5.25%, 08/15/12.............................................    250     260,312

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MARYLAND -- Continued
Maryland Economic Development Corporation, VRDN, LOC:
 NationsBank Trust**
 3.90%, 12/07/99........................................... $1,000 $ 1,000,000
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, Prerefunded 7/01/03 @ 102
 5.15%, 07/01/11...........................................     10      10,375
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, Unrefunded Balance
 5.15%, 07/01/11...........................................    290     289,638
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development
 5.00%, 01/01/05...........................................    860     865,375
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Infrastructure
 5.125%, 06/01/17..........................................    325     305,094
 5.15%, 06/01/22...........................................    390     361,725
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Multi-
 family
 5.05%, 05/15/18...........................................    250     230,000
Maryland State Health & Higher Educational Facilities
 Authority, RB, INS: AMBAC, ETM
 4.10%, 07/01/01...........................................    900     898,875
Maryland State Health & Higher Educational Facilities
 Authority, Anne Arundel County Medical Center, INS: FSA
 5.125%, 07/01/28..........................................  1,015     895,737

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, Charity Obligation
 5.00%, 11/01/29...........................................  $  750 $   650,625
Maryland State Health & Higher Educational Facilities
 Authority, College of Notre Dame, INS: MBIA
 4.45%, 10/01/12...........................................     290     263,538
Maryland State Health & Higher Educational Facilities
 Authority, RB, Francis Scott Key Medical Center, INS: FGIC
 5.00%, 07/01/23...........................................     400     351,500
Maryland State Health & Higher Educational Facilities
 Authority, RB, Helix Health Inc., INS: AMBAC, ETM
 5.125%, 07/01/11..........................................     600     596,250
 5.125%, 07/01/12..........................................     555     545,981
Maryland State Health & Higher Educational Facilities
 Authority, RB, Howard County General Hospital, ETM
 5.50%, 07/01/21...........................................     335     327,463
Maryland State Health & Higher Educational Facilities
 Authority, RB, Johns Hopkins Hospital
 5.25%, 07/01/17...........................................     500     475,000
 5.00%, 07/01/23...........................................     300     256,875
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College
 5.25%, 10/01/29...........................................     500     449,375
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College, INS: MBIA
 5.375%, 10/01/26..........................................      50      46,437
Maryland State Health & Higher Educational Facilities
 Authority, RB, Prerefunded 11/01/03 @ 100
 4.60%, 11/01/26...........................................   1,175   1,177,937

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System, INS:
 FGIC
 5.40%, 07/01/07...........................................  $  300 $   307,875
Maryland State Stadium Authority Sports Facilities, RB
 5.30%, 03/01/01...........................................   1,260   1,277,325
Maryland State Stadium Authority Lease Revenue, RB, Ocean
 City Convention Center
 5.375%, 12/15/15..........................................     400     389,000
Maryland State Transportation Authority, RB
 5.50%, 07/01/03...........................................   1,000   1,026,250
 5.75%, 07/01/15...........................................     150     149,625
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund
 5.50%, 09/01/11...........................................     200     202,250
 5.40%, 09/01/12...........................................     300     309,375
Montgomery County Revenue Authority, RB, Olney Indoor Swim
 Project
 5.25%, 10/01/12...........................................     250     249,375
Montgomery County, RB, Housing Opportunity Community
 Housing Multi-Family, Avalon Knoll, FNMA COLL
 5.70%, 07/01/10...........................................     150     152,625
Prince George's County, GO, INS: AMBAC
 5.25%, 03/15/03...........................................     500     512,500
Prince George's County, GO, INS: MBIA
 5.25%, 03/15/15...........................................     400     388,000
Saint Mary's County, GO
 5.50%, 10/01/14...........................................   1,000   1,001,250
University of Maryland System Auxiliary Facilities &
 Tuition, RB
 5.125%, 04/01/13..........................................     400     389,500
 5.00%, 04/01/15...........................................     500     472,500

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                               Par
                                                              (000)     Value
                                                              -----     -----

MARYLAND -- Continued
Washington County, GO, INS: FGIC
 5.25%, 01/01/06............................................  $  200 $   204,500
 5.00%, 01/01/16............................................     675     625,219
Washington Suburban Sanitary District, GO, General
 Construction, Prerefunded 6/01/01 @ 102
 6.90%, 06/01/09............................................     285     301,388
Wicomico County, GO, INS: FGIC
 4.05%, 02/01/07............................................     250     237,188
 5.00%, 02/01/15............................................     755     707,813
Worcester County, GO
 5.02%, 08/01/08............................................   1,310   1,331,288
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $29,623,196).........................................          28,824,008
                                                                     -----------

                                                            Number
                                                           of Shares    Value
                                                           ---------    -----

INVESTMENT COMPANIES -- 3.3%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................   348,302  $   348,302
Provident Institutional Funds--MuniFund..................   656,337      656,337
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,004,639).......................................              1,004,639
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 98.8%
 (Cost $30,627,836*)................................................  29,828,647
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.......................     370,946
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $10.36 per share based on 2,914,137 shares
  outstanding)...................................................... $30,199,593
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($30,199,593 / 2,914,137)..........................................      $10.36
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................... $ 127,676
   Excess of tax cost over value.................................... $(926,865)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Alabama -- 2.2%
Alabama State, GO
 4.60%, 10/01/05........................................... $2,000 $ 1,985,000
                                                                   -----------
Alaska -- 1.1%
University of Alaska, RB, INS: FSA
 4.10%, 10/01/06...........................................  1,000     952,500
                                                                   -----------
Arizona -- 3.5%
Arizona State Transportation Authority, RB, INS: AMBAC
 5.00%, 07/01/03...........................................  3,000   3,060,000
                                                                   -----------
Connecticut -- 3.5%
Connecticut State, GO
 5.50%, 10/01/00...........................................  1,000   1,013,750
 5.00%, 12/01/02...........................................  2,000   2,040,000
                                                                   -----------
                                                                     3,053,750
                                                                   -----------
Delaware -- 5.0%
Delaware State, GO
 4.25%, 03/01/02...........................................  2,375   2,372,031
Delaware Transportation Authority, RB
 5.70%, 07/01/06...........................................  2,000   2,067,500
                                                                   -----------
                                                                     4,439,531
                                                                   -----------
District of Columbia -- 3.5%
District of Columbia, RB, Howard University, INS: MBIA
 5.25%, 10/01/02...........................................  3,040   3,100,800
                                                                   -----------
Georgia -- 8.5%
Atlanta Water and Sewer, RB, Prerefunded 1/1/04 @ 102
 4.75%, 01/01/23...........................................  2,000   2,042,500
Fulton County, GO
 4.70%, 01/01/02...........................................  1,300   1,308,125
Private Colleges & Universities Authority, RB, Emory
 University
 5.375%, 11/01/05..........................................  4,000   4,160,000
                                                                   -----------
                                                                     7,510,625
                                                                   -----------
Illinois -- 8.0%
Elgin County, GO
 5.50%, 01/01/01...........................................  1,200   1,214,964

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Illinois -- Continued
Illinois Education Facilities Authority, RB, Prerefunded
 12/1/03 @ 102
 5.70%, 12/01/25...........................................  $3,625 $ 3,837,969
Illinois State Highway, RB
 5.00%, 01/01/04...........................................   2,000   2,012,500
                                                                    -----------
                                                                      7,065,433
                                                                    -----------
Kentucky -- 2.3%
Kentucky State Turnpike Authority, RB, Economic Development
 Road Revenue, INS: AMBAC
 5.00%, 07/01/02...........................................   2,000   2,032,500
                                                                    -----------
Louisiana -- 2.3%
Louisiana State, GO, INS: FGIC
 5.50%, 04/15/02...........................................   2,000   2,052,500
                                                                    -----------
Maryland -- 6.7%
Cecil County, GO, INS: FGIC
 6.50%, 12/01/99...........................................     850     850,059
Howard County, GO, CPI, Prerefunded 02/15/01 @ 100
 5.75%, 02/15/02...........................................   1,000   1,018,750
Maryland Economic Development Corp., VRDN, LOC: Nationsbank
 Trust**
 3.90%, 12/07/99...........................................   1,000   1,000,000
Maryland Health and Higher Education--Helix Health, RB,
 ETM, INS: AMBAC
 4.10%, 07/01/01...........................................   1,000     998,750
Maryland State, GO
 4.50%, 10/15/00...........................................   1,000   1,005,190
Worcester County, GO
 5.00%, 08/01/00...........................................   1,050   1,057,140
                                                                    -----------
                                                                      5,929,889
                                                                    -----------
Massachusetts -- 5.5%
Massachusetts State, GO, Construction Loan, INS: MBIA
 5.00%, 01/01/01...........................................   1,420   1,432,098
Massachusetts State, GO, Construction Loan, INS: FGIC
 5.00%, 06/01/01...........................................   1,260   1,274,175

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Massachusetts -- Continued
Massachusetts State Health and Educational, RB, Prerefunded
 7/1/04 @ 100
 6.375%, 07/01/16..........................................  $2,000 $ 2,142,500
                                                                    -----------
                                                                      4,848,773
                                                                    -----------
Minnesota -- 3.4%
Minnesota State, GO
 4.75%, 06/01/03...........................................   3,000   3,030,000
                                                                    -----------
Nebraska -- 2.6%
Nebraska Public Power District, RB, INS: MBIA
 5.00%, 01/01/03...........................................   2,260   2,293,900
                                                                    -----------
New Jersey -- 2.3%
New Jersey Economic Development, RB, INS: FSA
 5.00%, 05/01/05...........................................   2,000   2,022,500
                                                                    -----------
New Mexico -- 3.4%
Albuquerque Water & Sewer, RB
 5.50%, 07/01/01...........................................   1,000   1,020,000
Bernalillo County, GO
 3.875%, 08/01/03..........................................   2,000   1,955,000
                                                                    -----------
                                                                      2,975,000
                                                                    -----------
New York -- 3.2%
New York State Dorm Authority , St. Johns Fisher College,
 RB, Prerefunded 7/1/01 @ 102
 6.75%, 07/01/11...........................................   2,670   2,823,525
                                                                    -----------
North Carolina -- 1.1%
Wake County, GO
 4.80%, 03/01/02...........................................   1,000   1,011,250
                                                                    -----------
Ohio -- 1.1%
Ohio State Public Facilities Commission, RB, Higher
 Educational Capital Facilities
 4.75%, 05/01/01...........................................   1,000   1,007,500
                                                                    -----------
Oklahoma -- 2.9%
Tulsa Community College Area School District, GO
 4.00%, 04/01/03...........................................   2,575   2,539,594
                                                                    -----------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Oregon -- 1.5%
Lane County of Oregon Community College, GO
 5.20%, 06/01/02...........................................  $1,300 $ 1,327,625
                                                                    -----------
Pennsylvania -- 5.2%
Pennsylvania Industrial Development, RB, Prerefunded 7/1/01
 @ 102
 7.00%, 01/01/11...........................................   2,000   2,120,000
Pennsylvania State, GO
 4.625%, 05/01/00..........................................   1,000   1,002,750
Pennsylvania State, GO, INS: AMBAC
 5.125%, 03/15/02..........................................   1,440   1,465,200
                                                                    -----------
                                                                      4,587,950
                                                                    -----------
South Carolina -- 2.9%
South Carolina Transportation, RB, INS: MBIA
 5.00%, 10/01/04...........................................   2,495   2,535,544
                                                                    -----------
Texas -- 7.4%
Dallas Waterworks and Sewer, GO
 4.90%, 04/01/05...........................................   2,335   2,340,838
Texas Municipal Power Agency, GO, INS: MBIA
 5.80%, 09/01/03...........................................   3,000   3,131,250
University of Texas, RB
 6.00%, 08/15/01...........................................   1,000   1,026,250
                                                                    -----------
                                                                      6,498,338
                                                                    -----------
Utah -- 2.3%
Alpine School District, GO
 5.40%, 03/15/04...........................................   2,000   2,032,500
                                                                    -----------
Virginia -- 2.4%
Fairfax County, SAW, RB, Prerefunded 6/1/02 @ 102
 5.625%, 06/01/10..........................................   2,000   2,092,500
                                                                    -----------
Washington -- 2.8%
Seattle, GO
 5.10%, 12/01/07...........................................   2,455   2,467,275
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                          Par
                                                         (000)      Value
                                                         -----      -----

Wisconsin -- 1.3%
Milwaukee Technical College District, GO
 3.25%, 06/01/00.....................................    $1,150  $ 1,143,514
                                                                 -----------
 TOTAL MUNICIPAL BONDS
 (Cost $86,718,598)..................................             86,419,816
                                                                 -----------
                                                        Number
                                                       of Shares    Value
                                                       ---------    -----

INVESTMENT COMPANIES -- 0.8%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund................................................    75,598       75,598
Provident Institutional
 Funds -- MuniFund...................................   591,118          591,118
                                                                 -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $666,716).....................................                666,716
                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES -- 98.7%
 (Cost $87,385,314*).................................             87,086,532
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%...................   1,204,257
                                                                 -----------
NET ASSETS -- 100.0%
 (equivalent to $9.83 per share based on 8,982,176 shares
 outstanding)................................................... $88,290,789
                                                                 ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($88,290,789 / 8,982,176)......................................       $9.83
                                                                       =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

 Excess of value over tax cost...................................... $ 128,838
 Excess of tax cost over value...................................... $(427,620)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Alabama -- 1.3%
Alabama State, GO
 4.60%, 10/01/05......................................... $   400 $    397,000
Birmingham, GO
 5.00%, 04/01/19.........................................   2,000    1,797,500
                                                                  ------------
                                                                     2,194,500
                                                                  ------------
Arizona -- 2.2%
Arizona State Transportation Authority, INS: AMBAC
 5.00%, 07/01/03.........................................   2,000    2,040,000
Maricopa County School District, GO, INS: FGIC
 4.00%, 07/01/10.........................................   2,000    1,810,000
                                                                  ------------
                                                                     3,850,000
                                                                  ------------
Colorado -- 0.9%
Colorado Springs, RB, Utility Revenue, ETM
 5.875%, 11/15/17........................................   1,500    1,561,875
                                                                  ------------
Connecticut -- 3.6%
Connecticut State, GO
 5.00%, 12/01/02.........................................   3,000    3,060,000
 5.00%, 06/15/05.........................................   3,200    3,260,000
                                                                  ------------
                                                                     6,320,000
                                                                  ------------
Delaware -- 2.7%
Delaware State Economic Development Authority, RB,
 Osteopathic Hospital Assoc., ETM
 6.75%, 01/01/13.........................................   1,500    1,650,000
Delaware Transportation Authority, RB
 5.70%, 07/01/06.........................................   3,000    3,101,250
                                                                  ------------
                                                                     4,751,250
                                                                  ------------
Florida -- 6.1%
Brevard County, GO, INS: AMBAC
 5.375%, 09/01/11........................................   1,180    1,200,650
Florida Board of Education, RB
 5.00%, 06/01/13.........................................   5,000    4,775,000
Florida State, GO, Jacksonville Transportation,
 Prerefunded 07/01/02 @ 101
 6.40%, 07/01/22.........................................   2,500    2,646,875

                                                 Par
                                                (000)     Value
                                                -----     -----

Florida -- Continued
Seacoast Florida Authority Water & Sewer, RB,
 INS: FGIC
 5.50%, 03/01/16.............................   $2,000 $  1,975,000
                                                       ------------
                                                         10,597,525
                                                       ------------
Georgia -- 1.2%
Atlanta Water and Sewer, RB, Prerefunded
 1/1/04 @ 102
 4.750%, 01/01/23............................    2,000    2,042,500
                                                       ------------
Illinois -- 7.8%
Chicago Public Building Commission, GO, INS:
 FGIC
 5.125%, 02/01/03............................    2,000    2,037,500
Illinois Education Facilities Authority, GO,
 Prerefunded 12/1/03 @ 102
 5.70%, 12/01/25.............................    1,000    1,058,750
Illinois Education Northwestern University,
 MPB 11/1/06 @ 100
 4.80%, 11/01/32.............................    3,000    3,000,000
Illinois Education Northwestern University,
 MPB 11/1/13 @ 100
 5.20%, 11/01/32.............................    3,500    3,381,875
Illinois State, GO
 5.25%, 04/01/07.............................    4,000    4,065,000
                                                       ------------
                                                         13,543,125
                                                       ------------
Indiana -- 2.5%
Eagle Union Middle School Building, GO, INS:
 AMBAC
 5.75%, 07/15/12.............................    2,055    2,116,650
 5.75%, 07/15/13.............................    2,180    2,193,625
                                                       ------------
                                                          4,310,275
                                                       ------------
Kansas -- 1.3%
Johnson County, GO
 5.450%, 09/01/02............................    2,120    2,180,950
                                                       ------------
Maryland -- 15.3%
Anne Arundel County, GO
 5.00%, 09/01/12.............................    2,000    1,942,500
Baltimore County, GO
 5.25%, 06/01/11.............................    1,000    1,008,750

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Maryland -- Continued
Baltimore County Metro District, GO
 6.80%, 04/01/00.........................................  $1,000 $  1,009,240
Carroll County, GO
 5.125%, 12/01/13........................................   1,000      971,250
Frederick County, GO
 5.25%, 07/01/15.........................................   2,925    2,837,250
Howard County, GO, Prerefunded 02/15/03 @101
 5.25%, 02/15/06.........................................   1,670    1,720,100
Howard County, GO, Prerefunded 08/15/03 @ 102
 5.25%, 08/15/09.........................................     450      469,125
Howard County, GO, Unrefunded Balance
 5.25%, 08/15/09.........................................     550      560,775
Maryland Health and Education, RB, Helix Health Inc.,
 INS: AMBAC, ETM
 5.125%, 07/01/11........................................   2,000    1,987,500
 5.125%, 07/01/12........................................   3,000    2,951,250
Maryland National Capital Park & Planning Commission--
 Prince George's County, GO, Prerefunded 07/01/05 @ 101
 5.00%, 07/01/08.........................................     190      194,512
Maryland National Capital Park & Planning Commission--
 Prince George's County, GO, Unrefunded Balance
 5.00%, 07/01/08.........................................     810      813,038
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Residential
 5.70%, 09/01/19.........................................   2,025    1,987,030
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Multi-
 Family
 6.70%, 05/15/27.........................................   1,000    1,041,250

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Maryland -- Continued
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Single
 Family
 6.55%, 04/01/17.........................................   $1,290 $  1,325,475
Maryland State Health & Higher Education Facilities
 Authority, RB, Loyola College, INS: MBIA
 5.375%, 10/01/26........................................    2,500    2,321,875
Montgomery County, GO
 5.50%, 04/01/16.........................................    1,000      988,750
Prince George's County, RB, Pkg Authority Revenue Justice
 Center Facility Project
 6.35%, 05/01/04.........................................    1,000    1,047,500
Washington Suburban Sanitation District, GO
 5.25%, 06/01/16.........................................    1,650    1,590,188
                                                                   ------------
                                                                     26,767,358
                                                                   ------------
Massachusetts -- 7.5%
Massachusetts State, GO, INS: FSA
 5.00%, 06/01/06.........................................    2,000    2,020,000
Massachusetts State Special Obligation, RB, Prerefunded
 06/01/02 @100, INS: AMBAC
 6.00%, 06/01/13.........................................    3,600    3,735,000
Massachusetts State Water Authority, GO, INS: MBIA,
 Prerefunded 12/1/04 @ 102
 5.25%, 12/01/20.........................................    5,000    5,231,250
Massachusetts State Water Pollution, RB, Abatement Pooled
 Loan Program
 5.70%, 02/01/11.........................................    2,010    2,080,350
                                                                   ------------
                                                                     13,066,600
                                                                   ------------
Michigan -- 2.5%
Ann Arbor, GO
 4.00%, 09/01/09.........................................    1,335    1,211,513
 4.00%, 09/01/10.........................................    1,340    1,194,275

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Michigan -- Continued
Michigan State Building Authority, RB, INS: AMBAC
 6.75%, 10/01/07.........................................  $1,800 $  1,910,250
                                                                  ------------
                                                                     4,316,038
                                                                  ------------
Minnesota -- 2.6%
Minnesota State, GO
 4.75%, 06/01/03.........................................   3,475    3,509,750
Minnesota State, GO, Prerefunded 10/01/04 @ 100
 6.00%, 10/01/14.........................................   1,000    1,058,750
                                                                  ------------
                                                                     4,568,500
                                                                  ------------
Nebraska -- 1.1%
American Public Energy, Nebraska Gas Supply, RB, INS:
 AMBAC
 5.00%, 06/01/06.........................................   2,000    1,975,000
                                                                  ------------
Nevada -- 1.2%
Clark County, GO, Las Vegas Convention & Visitors
 Authority, INS: MBIA
 5.50%, 07/01/09.........................................   2,075    2,124,281
                                                                  ------------
New Jersey -- 3.5%
New Jersey Economic Development, GO, INS: FSA
 5.00%, 05/01/05.........................................   2,000    2,022,500
New Jersey State Highway Authority, RB, Garden State
 Parkway General Revenue, ETM
 6.00%, 01/01/19.........................................   4,005    4,165,200
                                                                  ------------
                                                                     6,187,700
                                                                  ------------
New York -- 7.1%
New York State Power Authority, RB, General Purpose,
 Prerefunded 01/01/03 @102
 5.25%, 01/01/18.........................................   2,250    2,337,188
New York State Power Authority, RB, Prerefunded 01/01/03
 @102, INS: FGIC
 5.25%, 01/01/18.........................................   1,375    1,428,281
New York State Dorm Authority, RB, Westchester County,
 INS: AMBAC
 5.250%, 08/01/15........................................   2,000    1,907,500

                                                             Par
                                                            (000)     Value
                                                            -----     -----

New York -- Continued
New York State Energy Research and Development Authority,
 RB, INS: MBIA
 5.15%, 03/01/16.........................................   $3,190 $  2,966,700
Triborough Bridge & Tunnel Authority, RB, General Purpose
 6.00%, 01/01/12.........................................    2,000    2,115,000
Westchester County, GO, Partially ETM
 6.70%, 02/01/05.........................................    1,560    1,702,350
                                                                   ------------
                                                                     12,457,019
                                                                   ------------
Ohio -- 2.9%
Cleveland Waterworks Revenue, RB, INS: MBIA
 5.50%, 01/01/21.........................................    3,000    2,898,750
Ohio State, GO
 6.65%, 09/01/09.........................................    2,000    2,190,000
                                                                   ------------
                                                                      5,088,750
                                                                   ------------
Oklahoma -- 0.5%
Oklahoma State Turnpike, RB, ETM
 4.70%, 01/01/06.........................................      815      806,850
                                                                   ------------
Pennsylvania -- 8.0%
Avonworth School District, GO
 4.25%, 11/15/00.........................................    1,000    1,000,090
Berks County, GO, INS: FGIC
 5.60%, 11/15/08.........................................    1,700    1,725,500
Dauphin County General Authority, RB, School District
 Pooled Program II, INS: AMBAC
 4.45%, 09/01/01.........................................    4,000    4,015,000
Pennsylvania Convention Center Authority, RB, INS: FGIC,
 ETM
 6.00%, 09/01/19.........................................    2,675    2,778,655
Pennsylvania State Higher Educational Facilities, RB,
 University of Pennsylvania
 5.90%, 09/01/15.........................................    2,500    2,537,500
Pittsburgh Water & Sewer, RB, INS: FGIC, ETM
 6.00%, 09/01/16.........................................    1,755    1,836,169
                                                                   ------------
                                                                     13,892,914
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                               November 30, 1999
                                  (Unaudited)

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Rhode Island -- 0.9%
Rhode Island State, RB, Unrefunded Balance, INS: FGIC
 6.25%, 06/15/07.........................................  $1,545 $  1,628,044
                                                                  ------------
Texas -- 4.0%
Dallas Independent School District, GO, Unrefunded
 Balance, INS: PSFG
 5.60%, 08/15/04.........................................   1,080    1,117,800
Dallas Waterworks and Sewer, GO
 4.90%, 04/01/05.........................................   2,000    2,005,000
San Antonio Electric & Gas, RB, Unrefunded Balance
 6.00%, 02/01/08.........................................   1,785    1,843,013
Trinity River Authority Waste Water Systems, GO,
 Prerefunded 08/01/03 @ 100
 5.75%, 08/01/08.........................................     135      140,569
Trinity River Authority Waste Water Systems, RB, INS:
 AMBAC
 5.75%, 08/01/08.........................................   1,865    1,909,294
                                                                  ------------
                                                                     7,015,676
                                                                  ------------
Utah -- 2.6%
Davis County School District, GO
 4.875%, 06/01/05........................................   2,700    2,720,250
Utah County Hospital Revenue, RB, IHC Health, INS: MBIA
 5.25%, 08/15/26.........................................   2,000    1,790,000
                                                                  ------------
                                                                     4,510,250
                                                                  ------------
Virginia -- 2.7%
Norfolk, GO, INS: MBIA
 5.75%, 06/01/13.........................................   1,500    1,543,125
Virginia State Transportation Board, RB, US Route 58
 5.625%, 05/15/13........................................   3,000    3,082,500
                                                                  ------------
                                                                     4,625,625
                                                                  ------------
Washington -- 1.4%
Seattle, GO, Correctional Facilities Improvements
 5.625%, 12/01/16........................................   2,500    2,471,875
                                                                  ------------

                                                             Par
                                                            (000)      Value
                                                            -----      -----

Wisconsin -- 1.7%
Wisconsin State, GO
 5.125%, 11/01/11.......................................     $3,000 $  2,962,500
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $164,189,689)....................................             165,816,980
                                                                    ------------
                                                           Number
                                                          of Shares    Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 3.7%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................  5,145,013    5,145,013
Provident Institutional Funds --MuniFund................  1,361,543    1,361,543
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
  (Cost $6,506,556)................................................    6,506,556
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 98.8%
 (Cost $170,696,245*)..............................................  172,323,536
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%......................    2,092,866
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.58 per share based on 18,200,682 shares
 outstanding)...................................................... $174,416,402
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($174,416,402 / 18,200,682).......................................        $9.58
                                                                           =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $ 2,940,812
   Excess of tax cost over value................................... $(1,313,521)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            INVESTMENT ABBREVIATIONS

             ADR    American Depository Receipt
             AMBAC  American Municipal Bond Assurance Corp.
             ARM    Adjustable Rate Mortgage
             BAN    Bond Anticipation Notes
             CGI    Consolidated General Improvement
             COP    Certificates of Deposit
             CPI    Consolidated Public Improvement
             ETM    Escrowed to Maturity in U.S. Government Obligations
             FGIC   Financial Guaranty Insurance Co.
             FRN    Floating Rate Notes
             FSA    Financial Surety Assurance
             GDR    Global Depository Receipt
             GO     General Obligation
             GPI    General Public Improvement
             GTD    Guaranteed
             IDA    Industrial Development Authority
             INS    Insured
             LIC    Line of Credit
             LOC    Letter of Credit
             MBIA   Municipal Bond Investor Association
             MPB    Municipal Put Bonds
             PCR    Pollution Control Revenue
             PCRB   Pollution Control Revenue Bonds
             PSFG   Permanent School Fund Guaranty
             RAN    Revenue Anticipation Notes
             RB     Revenue Bonds
             SAW    State Aid Withholding
             SPA    Standby Purchase Agreement
             TAN    Tax Anticipation Notes
             TECP   Tax-Exempt Commercial Paper
             TRAN   Tax and Revenue Anticipation Notes
             UT     Unlimited Tax
             VRDN   Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1999
                                  (Unaudited)

                                          Prime       Government    Tax-Exempt
                                       Money Market  Money Market  Money Market
                                           Fund          Fund          Fund
                                       ------------  ------------  ------------
INVESTMENT INCOME:
 Interest............................  $13,230,499   $11,052,859    $2,613,905
                                       -----------   -----------    ----------
EXPENSES:
 Investment advisory fees............      629,255       532,534       199,630
 Administration fees.................      314,628       266,267        99,815
 Accounting agent fees...............       50,340        42,603        23,956
 Custodian fees......................       19,363        16,334         7,053
 Directors' fees.....................        9,761         8,058         2,799
 Transfer agent fees.................       15,117        12,400        13,069
 Professional Services...............       48,039        40,397        14,068
 Other...............................       29,928        24,246        12,816
                                       -----------   -----------    ----------
                                         1,116,431       942,839       373,206
 Fees waived by Investment Adviser...      (50,340)      (63,904)      (23,956)
 Fees waived by Administrator........     (122,208)      (80,135)      (49,806)
                                       -----------   -----------    ----------
   TOTAL EXPENSES....................      943,883       798,800       299,444
                                       -----------   -----------    ----------
NET INVESTMENT INCOME................   12,286,616    10,254,059     2,314,461
                                       -----------   -----------    ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  investments sold...................           --            --        (6,309)
                                       -----------   -----------    ----------
 Net gain (loss) on investments......           --            --        (6,309)
                                       -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........  $12,286,616   $10,254,059    $2,308,152
                                       ===========   ===========    ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1999
                                  (Unaudited)

                            Growth        Equity       Equity    International   Diversified
                           & Income       Income       Growth       Equity       Real Estate
                             Fund          Fund         Fund         Fund           Fund
                           --------       ------       ------    -------------   -----------
INVESTMENT INCOME:
 Interest...............  $   199,314  $    345,055  $   54,973   $    76,230    $    12,753
 Dividends..............    2,494,234     3,721,185     184,824       497,351(1)     286,704
                          -----------  ------------  ----------   -----------    -----------
   TOTAL INVESTMENT
    INCOME..............    2,693,548     4,066,240     239,797       573,581        299,457
                          -----------  ------------  ----------   -----------    -----------
EXPENSES:
 Investment advisory
  fees..................    1,304,568       911,274     148,951       356,332         32,314
 Administration fees....      271,785       189,849      31,031        55,677          5,049
 Accounting agent fees..       65,228        45,564       7,448        22,271          1,212
 Custodian fees.........        6,251         9,065       3,747        33,436          3,533
 Directors' fees........        7,968         5,669         907         1,595            149
 Transfer agent fees....       17,771        13,038      11,212        12,394         10,292
 Professional Services..       39,841        28,525       4,470         8,054            732
 Registration fees......        9,916         5,617       4,239         5,767          3,616
 Other..................       18,476        14,083       3,550         8,468          1,653
                          -----------  ------------  ----------   -----------    -----------
                            1,741,804     1,222,684     215,555       503,994         58,550
 Fees waived by
  Investment Advisers...     (219,806)     (159,531)    (35,573)      (36,584)       (17,341)
 Fees waived by
  Administrator.........           --            --      (6,206)      (21,995)          (817)
                          -----------  ------------  ----------   -----------    -----------
   TOTAL EXPENSES.......    1,521,998     1,063,153     173,776       445,415         40,392
                          -----------  ------------  ----------   -----------    -----------
NET INVESTMENT INCOME...    1,171,550     3,003,087      66,021       128,166        259,065
                          -----------  ------------  ----------   -----------    -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
  Investments...........    7,590,067    20,110,406     348,587     8,159,146       (101,556)
  Foreign currency
   transactions.........           --            --          --      (200,222)            --
                          -----------  ------------  ----------   -----------    -----------
                            7,590,067    20,110,406     348,587     7,958,924       (101,556)
                          -----------  ------------  ----------   -----------    -----------
 Change in net
  unrealized
  appreciation
  (depreciation):
  Investments...........   10,665,254   (36,763,463)  5,389,121     9,109,650     (1,095,345)
  Translation of assets
   and liablilities in
   foreign currencies...           --            --          --         2,647             --
                          -----------  ------------  ----------   -----------    -----------
                           10,665,254   (36,763,463)  5,389,121     9,112,297     (1,095,345)
                          -----------  ------------  ----------   -----------    -----------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   18,255,321   (16,653,057)  5,737,708    17,071,221     (1,196,901)
                          -----------  ------------  ----------   -----------    -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $19,426,871  $(13,649,970) $5,803,729   $17,199,387    $  (937,836)
                          ===========  ============  ==========   ===========    ===========

--------
(1) Net of witholding taxes of $65,322
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                   For the Six Months Ended November 30, 1999
                                  (Unaudited)

                            Limited       Total      Maryland    Intermediate   National
                           Maturity      Return     Tax-Exempt    Tax-Exempt   Tax-Exempt
                           Bond Fund    Bond Fund    Bond Fund    Bond Fund     Bond Fund
                           ---------    ---------   ----------   ------------  ----------
INVESTMENT INCOME:
 Interest...............  $ 4,953,192  $ 3,731,325  $   651,129  $ 1,876,223   $ 4,384,625
                          -----------  -----------  -----------  -----------   -----------
EXPENSES:
 Investment advisory
  fees..................      287,200      198,266       69,429      224,360       437,065
 Administration fees....      102,572       70,809       17,357       56,090       109,266
 Accounting agent fees..       24,617       16,994        5,554       17,949        34,965
 Custodian fees.........        7,716        9,235        3,465        6,100         6,849
 Directors' fees........        3,074        2,051          508        1,676         3,286
 Transfer agent fees....       13,689       12,065       10,994       11,447        11,620
 Professional Services..       15,415       10,449        2,515        8,474        16,568
 Registration fees......        7,826        4,954        1,306        4,180         4,484
 Pricing service fees...        3,746       11,238        4,066        3,188         5,572
 Other..................        6,575        4,419        1,113        3,543         6,901
                          -----------  -----------  -----------  -----------   -----------
                              472,430      340,480      116,307      337,007       636,576
 Fees waived by
  Investment Adviser....      (82,658)     (73,642)     (47,228)    (125,642)     (223,930)
 Fees waived by
  Administrator.........      (20,514)     (11,924)      (6,592)      (9,441)      (19,287)
                          -----------  -----------  -----------  -----------   -----------
   TOTAL EXPENSES.......      369,258      254,914       62,487      201,924       393,359
                          -----------  -----------  -----------  -----------   -----------
NET INVESTMENT INCOME...    4,583,934    3,476,411      588,642    1,674,299     3,991,266
                          -----------  -----------  -----------  -----------   -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss)................       (7,059)    (457,107)     (29,034)    (941,542)   (2,090,923)
  Change in net
   unrealized
   appreciation
   (depreciation).......   (1,784,922)  (2,061,772)  (1,037,178)    (616,602)   (4,099,517)
                          -----------  -----------  -----------  -----------   -----------
 Net gain (loss) on
  investments...........   (1,791,981)  (2,518,879)  (1,066,212)  (1,558,144)   (6,190,440)
                          -----------  -----------  -----------  -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $ 2,791,953  $   957,532  $  (477,570) $   116,155   $(2,199,174)
                          ===========  ===========  ===========  ===========   ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                Prime          Prime         Government      Government
                            Money Market    Money Market    Money Market    Money Market
                            Fund For the    Fund For the    Fund For the    Fund For the
                          Six Months Ended   Year Ended   Six Months Ended   Year Ended
                          November 30, 1999 May 31, 1999  November 30, 1999 May 31, 1999
                          ----------------- ------------  ----------------- ------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $ 12,286,616    $ 23,776,832    $ 10,254,059    $ 20,372,197
 Net gain (loss) on
  investments...........              --           3,130              --              --
                            ------------    ------------    ------------    ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      12,286,616      23,779,962      10,254,059      20,372,197
                            ------------    ------------    ------------    ------------
Distributions to
 shareholders from net
 investment income......     (12,286,616)    (23,776,832)    (10,254,059)    (20,372,197)
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........       5,406,690      82,081,604     (26,398,245)     54,389,002
                            ------------    ------------    ------------    ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       5,406,690      82,084,734     (26,398,245)     54,389,002
NET ASSETS:
 Beginning of period....     530,835,331     448,750,597     445,522,205     391,133,203
                            ------------    ------------    ------------    ------------
 End of period..........    $536,242,021    $530,835,331    $419,123,960    $445,522,205
                            ============    ============    ============    ============

                                                   Tax-Exempt      Tax-Exempt
                                                  Money Market    Money Market
                                                  Fund For the    Fund For the
                                                Six Months Ended   Year Ended
                                                November 30, 1999 May 31, 1999
                                                ----------------- ------------
                                                   (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.........................   $  2,314,461    $  3,242,143
 Net gain (loss) on investments................         (6,309)            306
                                                  ------------    ------------
 Net increase (decrease) in net assets
  resulting from operations....................      2,308,152       3,242,449
                                                  ------------    ------------
Distributions to shareholders from:
 Net investment income.........................     (2,314,461)     (3,242,143)
                                                  ------------    ------------
Proceeds of shares issued due to exchange of
 Tax-Exempt Money Market Fund (Trust) shares
 for Tax-Exempt Money Market Fund shares.......                     61,657,387
Increase (decrease) in net assets derived from
 capital share transactions....................     19,711,515      (8,401,564)
                                                  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........     19,705,206      53,256,129
NET ASSETS:
 Beginning of period...........................    143,220,733      89,964,604
                                                  ------------    ------------
 End of period.................................   $162,925,939    $143,220,733
                                                  ============    ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                              Growth &        Growth &         Equity
                             Income Fund    Income Fund      Income Fund          Equity
                               For the        For the          For the         Income Fund
                          Six Months Ended   Year Ended   Six Months Ended  For the Year Ended
                          November 30, 1999 May 31, 1999  November 30, 1999    May 31, 1999
                          ----------------- ------------  ----------------- ------------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  1,171,550    $  3,117,850    $  3,003,087       $  5,392,736
 Net realized gain
  (loss) on
  investments...........       7,590,067      31,093,571      20,110,406         59,394,028
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........      10,665,254      32,083,447     (36,763,463)       (21,415,473)
                            ------------    ------------    ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      19,426,871      66,294,868     (13,649,970)        43,371,291
                            ------------    ------------    ------------       ------------
Distributions to
 shareholders from:
 Net investment income..      (1,761,910)     (2,509,416)     (2,899,414)        (5,358,080)
 Net realized capital
  gains.................              --     (10,393,342)             --        (34,800,822)
                            ------------    ------------    ------------       ------------
 Total distributions to
  shareholders..........      (1,761,910)    (12,902,758)     (2,899,414)       (40,158,902)
                            ------------    ------------    ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      19,693,993      62,772,358       3,166,726          7,959,869
 Cost of shares
  redeemed..............     (19,299,544)    (74,027,633)    (17,265,378)       (48,808,503)
 Value of shares issued
  in reinvestment of
  dividends.............         560,579      11,036,126         122,134         31,970,933
                            ------------    ------------    ------------       ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........         955,028        (219,149)    (13,976,518)        (8,877,701)
                            ------------    ------------    ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      18,619,989      53,172,961     (30,525,902)        (5,665,312)
NET ASSETS:
 Beginning of period....     427,037,618     373,864,657     314,306,185        319,971,497
                            ------------    ------------    ------------       ------------
 End of period..........    $445,657,607    $427,037,618    $283,780,283       $314,306,185
                            ============    ============    ============       ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                               Equity          Equity       International
                             Growth Fund    Growth Fund      Equity Fund      International
                               For the        For the          For the         Equity Fund
                          Six Months Ended   Year Ended   Six Months Ended  For the Year Ended
                          November 30, 1999 May 31, 1999  November 30, 1999    May 31, 1999
                          ----------------- ------------  ----------------- ------------------
                             (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $    66,021    $   144,391     $    128,166       $    662,558
 Net realized gain
  (loss) on investments
  and foreign currency..         348,587      4,500,635        7,958,924          5,445,855
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilities in
  foreign currency......       5,389,121      3,072,193        9,112,297         (6,983,677)
                             -----------    -----------     ------------       ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............       5,803,729      7,717,219       17,199,387           (875,264)
                             -----------    -----------     ------------       ------------
Distributions to
 shareholders from:
 Net investment income..         (80,009)      (156,729)        (407,956)          (500,860)
 Net realized capital
  gains.................              --     (3,417,673)              --         (1,929,077)
                             -----------    -----------     ------------       ------------
 Total distributions to
  shareholders..........         (80,009)    (3,574,402)        (407,956)        (2,429,937)
                             -----------    -----------     ------------       ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       4,684,851     10,492,031       45,403,625         46,141,273
 Cost of shares
  redeemed..............      (2,020,587)    (5,201,138)     (43,728,044)       (48,595,061)
 Value of shares issued
  in reinvestment of
  dividends.............           5,049      3,210,792           66,598          1,657,568
                             -----------    -----------     ------------       ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........       2,669,313      8,501,685        1,742,179           (796,220)
                             -----------    -----------     ------------       ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................       8,393,033     12,644,502       18,533,610         (4,101,421)
NET ASSETS:
 Beginning of period....      47,520,536     34,876,034       81,300,858         85,402,279
                             -----------    -----------     ------------       ------------
 End of period..........     $55,913,569    $47,520,536     $ 99,834,468       $ 81,300,858
                             ===========    ===========     ============       ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                          Diversified Real  Diversified Real Limited Maturity  Limited Maturity
                             Estate Fund      Estate Fund        Bond Fund        Bond Fund
                               For the          For the           For the          For the
                          Six Months Ended     Year Ended    Six Months Ended     Year Ended
                          November 30, 1999   May 31, 1999   November 30, 1999   May 31, 1999
                          ----------------- ---------------- ----------------- ----------------
                             (Unaudited)                        (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..     $   259,065       $  318,169      $  4,583,934      $  8,767,522
 Net realized gain
  (loss) on
  investments...........        (101,556)        (180,671)           (7,059)          618,107
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........      (1,095,345)        (191,425)       (1,784,922)       (2,292,463)
                             -----------       ----------      ------------      ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............        (937,836)         (53,927)        2,791,953         7,093,166
                             -----------       ----------      ------------      ------------
Distributions to
 shareholders from:
 Net investment income..        (229,687)        (355,953)       (4,592,305)       (8,767,522)
 Net realized capital
  gains.................              --               --                --          (383,653)
 Return of Capital
  Distributions.........              --           (9,103)               --                --
                             -----------       ----------      ------------      ------------
 Total distributions to
  shareholders..........        (229,687)        (365,056)       (4,592,305)       (9,151,175)
                             -----------       ----------      ------------      ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................       2,217,552        1,705,488         9,804,089        33,879,887
 Cost of shares
  redeemed..............        (334,797)        (161,537)      (11,399,883)      (19,269,521)
 Value of shares issued
  in reinvestment of
  dividends.............          24,045           26,951           722,762         1,782,525
                             -----------       ----------      ------------      ------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........       1,906,800        1,570,902          (873,032)       16,392,891
                             -----------       ----------      ------------      ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................         739,277        1,151,919        (2,673,384)       14,334,882
NET ASSETS:
 Beginning of period....       7,829,136        6,677,217       166,257,261       151,922,379
                             -----------       ----------      ------------      ------------
 End of period..........     $ 8,568,413       $7,829,136      $163,583,877      $166,257,261
                             ===========       ==========      ============      ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                            Total Return                  Maryland Tax-
                           Bond Fund For   Total Return  Exempt Bond Fund      Maryland
                                the         Bond Fund        For the          Tax-Exempt
                          Six Months Ended For the Year  Six Months Ended     Bond Fund
                              November        Ended        November 30,   For the Year Ended
                              30, 1999     May 31, 1999        1999          May 31, 1999
                          ---------------- ------------  ---------------- ------------------
                            (Unaudited)                    (Unaudited)
INCREASE (DECREASE) IN
NET ASSETS:
 Operations:
 Net investment income..    $  3,476,411   $  6,215,535    $   588,642       $   920,156
 Net realized gain
  (loss) on
  investments...........        (457,107)       882,355        (29,034)           14,267
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........      (2,061,772)    (2,367,146)    (1,037,178)         (172,632)
                            ------------   ------------    -----------       -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............         957,532      4,730,744       (477,570)          761,791
                            ------------   ------------    -----------       -----------
Distributions to
 shareholders from:
 Net investment income..      (3,476,411)    (6,215,535)      (588,642)         (920,156)
 Net realized capital
  gains.................              --       (627,475)            --                --
                            ------------   ------------    -----------       -----------
   Total Distributions
    to Shareholders.....      (3,476,411)    (6,843,010)      (588,642)         (920,156)
                            ------------   ------------    -----------       -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      17,840,417     21,723,424      7,037,769        17,972,231
 Cost of shares
  redeemed..............      (4,450,143)   (14,669,153)    (2,400,570)       (6,342,407)
 Value of shares issued
  in reinvestment of
  dividends.............         206,517        843,089         63,279           113,379
                            ------------   ------------    -----------       -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      13,596,791      7,897,360      4,700,478        11,743,203
                            ------------   ------------    -----------       -----------
TOTAL INCREASE
 (DECREASE)
 IN NET ASSETS..........      11,077,912      5,785,094      3,634,266        11,584,838
NET ASSETS:
 Beginning of period....     107,148,593    101,363,499     26,565,327        14,980,489
                            ------------   ------------    -----------       -----------
 End of period..........    $118,226,505   $107,148,593    $30,199,593       $26,565,327
                            ============   ============    ===========       ===========

--------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                           Intermediate                  National
                            Tax-Exempt                  Tax-Exempt
                            Bond Fund    Intermediate   Bond Fund      National
                             For the      Tax-Exempt     For the      Tax-Exempt
                            Six Months    Bond Fund     Six Months    Bond Fund
                              Ended      For the Year     Ended      For the Year
                           November 30,     Ended      November 30,     Ended
                               1999      May 31, 1999      1999      May 31, 1999
                           ------------  ------------  ------------  ------------
                           (Unaudited)                 (Unaudited)
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income...  $ 1,674,299   $ 3,502,977   $  3,991,266  $  7,853,868
 Net realized gain (loss)
  on investments.........     (941,542)    1,239,988     (2,090,923)    2,462,303
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments............     (616,602)     (591,029)    (4,099,517)   (2,628,395)
                           -----------   -----------   ------------  ------------
 Net increase (decrease)
  in net assets resulting
  from operations........      116,155     4,151,936     (2,199,174)    7,687,776
                           -----------   -----------   ------------  ------------
Distributions to
 shareholders from:
 Net investment income...   (1,674,880)   (3,502,977)    (3,992,420)   (7,853,868)
 Net realized capital
  gains..................           --      (721,135)            --    (2,125,685)
                           -----------   -----------   ------------  ------------
   Total Distributions to
    Shareholders.........   (1,674,880)   (4,224,112)    (3,992,420)   (9,979,553)
                           -----------   -----------   ------------  ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold...................    6,021,970     7,895,070      9,860,583    15,739,980
 Cost of shares
  redeemed...............   (7,070,654)  (11,552,185)    (7,326,136)  (15,382,582)
 Value of shares issued
  in reinvestment of
  dividends..............        3,096       631,896          6,596     1,884,977
                           -----------   -----------   ------------  ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions............   (1,045,588)   (3,025,219)     2,541,043     2,242,375
                           -----------   -----------   ------------  ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS...........   (2,604,313)   (3,097,395)    (3,650,551)      (49,402)
NET ASSETS:
 Beginning of period.....   90,895,102    93,992,497    178,066,953   178,116,355
                           -----------   -----------   ------------  ------------
 End of period...........  $88,290,789   $90,895,102   $174,416,402  $178,066,953
                           ===========   ===========   ============  ============

--------
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                       Prime Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0244          0.0486       0.0521       0.0498       0.0532       0.0491
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0244          0.0486       0.0521       0.0498       0.0532       0.0491
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0244)        (0.0486)     (0.0521)     (0.0498)     (0.0532)     (0.0491)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0244)        (0.0486)     (0.0521)     (0.0498)     (0.0532)     (0.0491)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          2.46%           4.97%        5.33%        5.10%        5.45%        5.02%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $536,242        $530,835     $448,751     $368,853     $326,878     $382,059
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.42%        0.43%        0.43%        0.43%
 Before Expense Waiver..          0.44%(1)        0.45%        0.47%        0.48%        0.48%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.88%(1)        4.84%        5.21%        4.98%        5.33%        4.92%

                                                     Government Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0241          0.0478       0.0515       0.0495       0.0526       0.0485
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0241          0.0478       0.0515       0.0495       0.0526       0.0485
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0241)        (0.0478)     (0.0515)     (0.0495)     (0.0526)     (0.0485)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0241)        (0.0478)     (0.0515)     (0.0495)     (0.0526)     (0.0485)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          2.43%           4.89%        5.27%        5.06%        5.39%        4.95%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $419,124        $445,522     $391,133     $340,809     $264,725     $263,752
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.42%        0.43%        0.43%        0.43%
 Before Expense Waiver..          0.44%(1)        0.45%        0.46%        0.49%        0.48%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.81%(1)        4.76%        5.15%        4.95%        5.27%        4.85%

--------
(1)  Annualized
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                     Tax-Exempt Money Market Fund
                          ----------------------------------------------------------------------------------
                             For the Six
                            Months Ended                          For the Years Ended
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              --------        --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.0145          0.0285       0.0318       0.0304       0.0321       0.0303
                              --------        --------     --------     --------     --------     --------
 Total From Investment
  Operations............        0.0145          0.0285       0.0318       0.0304       0.0321       0.0303
                              --------        --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.0145)        (0.0285)     (0.0318)     (0.0304)     (0.0321)     (0.0303)
                              --------        --------     --------     --------     --------     --------
 Total Distributions....       (0.0145)        (0.0285)     (0.0318)     (0.0304)     (0.0321)     (0.0303)
                              --------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................      $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                              ========        ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------
Total Return............          1.46%           2.89%        3.22%        3.09%        3.26%        3.08%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $162,926        $143,221     $ 89,965     $ 79,492     $ 50,137     $ 69,100
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.38%(1)        0.38%        0.43%        0.43%        0.43%        0.43%
 Before Expense Waiver..          0.47%(1)        0.49%        0.50%        0.53%        0.51%        0.52%
 Ratio of Net Investment
  Income to Average Net
  Assets................          2.90%(1)        2.80%        3.17%        3.05%        3.22%        3.01%

--------
(1)  Annualized

                                                         Growth & Income Fund
                          ----------------------------------------------------------------------------------
                             For the Six
                            Months Ended                          For the Years Ended
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $  24.43        $  21.37     $  18.25     $  14.58     $  13.42     $ 12.14
                              --------        --------     --------     --------     --------     -------
Income From Investment
 Operations:
 Net Investment Income..          0.07            0.18         0.20         0.23         0.33        0.35
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........          1.04            3.62         5.01         4.19         1.89        1.55
                              --------        --------     --------     --------     --------     -------
 Total From Investment
  Operations............          1.11            3.80         5.21         4.42         2.22        1.90
                              --------        --------     --------     --------     --------     -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.10)          (0.14)       (0.23)       (0.25)       (0.35)      (0.34)
 Net Capital Gains......            --           (0.60)       (1.86)       (0.50)       (0.71)      (0.28)
                              --------        --------     --------     --------     --------     -------
 Total Distributions....         (0.10)          (0.74)       (2.09)       (0.75)       (1.06)      (0.62)
                              --------        --------     --------     --------     --------     -------
Net Asset Value, End of
 Period.................      $  25.44        $  24.43     $  21.37     $  18.25     $  14.58     $ 13.42
                              ========        ========     ========     ========     ========     =======
------------------------------------------------------------------------------------------------------------
Total Return............          4.56%          18.20%       29.40%       31.26%       17.24%      16.22%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $445,658        $427,038     $373,864     $142,452     $107,233     $91,277
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.70%(1)        0.70%        0.71%        0.73%        0.73%       0.73%
 Before Expense Waiver..          0.80%(1)        0.81%        0.88%        0.89%        0.89%       0.89%
 Ratio of Net Investment
  Income to Average Net
  Assets................          0.54%(1)        0.80%        0.99%        1.52%        2.38%       2.99%
Portfolio turnover
 rate...................         10.15%          26.48%       24.09%       27.10%       45.15%      33.26%

--------
(1)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                  Equity Income Fund                      Equity Growth Fund
                          ------------------------------------    ------------------------------------
                                                     For the                                 For the
                                                      Period                                  Period
                          For the Six     For the    March 1,     For the Six     For the    March 1,
                          Months Ended   Year Ended  1998 (1)     Months Ended   Year Ended  1998 (1)
                          November 30,    May 31,   to May 31,    November 30,    May 31,   to May 31,
                              1999          1999       1998           1999          1999       1998
                          ------------   ---------- ----------    ------------   ---------- ----------
                          (Unaudited)                             (Unaudited)
Net Asset Value,
 Beginning of Period....    $  10.25      $  10.21   $  10.00       $ 11.48       $ 10.28    $ 10.00
                            --------      --------   --------       -------       -------    -------
Income From Investment
 Operations:
 Net Investment Income..        0.10          0.17       0.04          0.02          0.04       0.02
 Net Realized and
  Unrealized
   Gain (Loss) on
    Investments.........       (0.55)         1.23       0.19          1.33          2.23       0.27
                            --------      --------   --------       -------       -------    -------
   Total From Investment
    Operations..........       (0.45)         1.40       0.23          1.35          2.27       0.29
                            --------      --------   --------       -------       -------    -------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.10)        (0.17)     (0.02)        (0.02)        (0.05)     (0.01)
 Return of Capital......          --            --         --            --            --         --
 Net Capital Gains......          --         (1.19)        --            --         (1.02)        --
                            --------      --------   --------       -------       -------    -------
   Total Distributions..       (0.10)        (1.36)     (0.02)        (0.02)        (1.07)     (0.01)
                            --------      --------   --------       -------       -------    -------
Net Asset Value, End of
 Period.................    $   9.70      $  10.25   $  10.21       $ 12.81       $ 11.48    $ 10.28
                            ========      ========   ========       =======       =======    =======
--------------------------------------------------------------------------------------------------------
Total Return............       (4.47)%       15.30%      2.28%        11.77%        23.13%      2.89%
--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $283,780      $314,306   $319,971       $55,914       $47,521    $34,876
 Ratio of Expenses to
  Average
   Net Assets
  After Expense
   Reimbursement and
   Waiver...............        0.70%(2)      0.70%      0.70%(2)      0.70%(2)      0.70%      0.70%(2)
  Before Expense
   Reimbursement and
   Waiver...............        0.81%(2)      0.82%      0.93%(2)      0.87%(2)      0.91%      1.02%(2)
 Ratio of Net Investment
  Income to Average
   Net Assets...........        1.98%(2)      1.77%      1.45%(2)      0.27%(2)      0.38%      0.68%(2)
Portfolio turnover
 rate...................       11.09%        24.47%      2.00%         7.28%        62.49%      7.99%

--------
(1) Commencement of operations.
(2) Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                      International Equity Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 13.35        $ 13.90      $ 13.18      $ 12.47      $ 11.60      $ 11.81
                               -------        -------      -------      -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.02           0.11         0.12         0.31         0.09         0.03
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......          2.74          (0.27)        1.42         0.88         1.51         0.08
                               -------        -------      -------      -------      -------      -------
 Total From Investment
  Operations............          2.76          (0.16)        1.54         1.19         1.60         0.11
                               -------        -------      -------      -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.07)         (0.08)       (0.15)       (0.24)       (0.07)       (0.04)
 Net Capital Gains......           --           (0.31)       (0.67)       (0.24)       (0.66)       (0.28)
                               -------        -------      -------      -------      -------      -------
 Total Distributions....         (0.07)         (0.39)       (0.82)       (0.48)       (0.73)       (0.32)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
 Period.................       $ 16.04        $ 13.35      $ 13.90      $ 13.18      $ 12.47      $ 11.60
                               =======        =======      =======      =======      =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............         20.71%         (1.02)%      12.77%        9.81%       14.27%        0.82%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $99,834        $81,301      $85,402      $83,313      $75,676      $69,172
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          1.00%(1)       1.00%        1.03%        1.05%        1.05%        1.05%
 Before Expense Waiver..          1.13%(1)       1.14%        1.14%        1.16%        1.17%        1.16%
 Ratio of Net Investment
  Income to Average Net
  Assets................          0.29%(1)       0.82%        0.92%        0.97%        0.78%        0.06%
Portfolio turnover
 rate...................         51.63%         67.33%       55.55%       74.15%       53.58%       42.15%

--------
(1)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                  Diversified Real Estate Fund                          Total Return Bond Fund
                      ---------------------------------------------------- ------------------------------------------------
                         For the Six      For the       For the Period        For the Six      For the     For the Period
                        Months Ended     Year Ended  August 1, 1997 (1) to   Months Ended     Year Ended  March 1, 1998 (1)
                      November 30, 1999 May 31, 1999     May 31, 1998      November 30, 1999 May 31, 1999  to May 31, 1998
                      ----------------- ------------ --------------------- ----------------- ------------ -----------------
                         (Unaudited)                                          (Unaudited)
Net Asset Value,
 Beginning of
 Period.............       $ 9.37          $10.13           $10.00             $   9.82        $  10.02       $  10.00
                           ------          ------           ------             --------        --------       --------
Income From
 Investment
 Operations:
 Net Investment
  Income............         0.28            0.53             0.32                 0.30            0.59           0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.......        (1.30)          (0.76)            0.12                (0.22)          (0.14)          0.02
                           ------          ------           ------             --------        --------       --------
   Total From
    Investment
    Operations......        (1.02)          (0.23)            0.44                 0.08            0.45           0.17
                           ------          ------           ------             --------        --------       --------
Less Distributions
 to Shareholders
 from:
 Net Investment
  Income............        (0.25)          (0.52)           (0.28)               (0.30)          (0.59)         (0.15)
 Return of Capital..          --            (0.01)           (0.03)
 Net Capital Gains..          --              --               --                   --            (0.06)          0.00
                           ------          ------           ------             --------        --------       --------
   Total
    Distributions...        (0.25)          (0.53)           (0.31)               (0.30)          (0.65)         (0.15)
                           ------          ------           ------             --------        --------       --------
Net Asset Value, End
 of Period..........       $ 8.10          $ 9.37           $10.13             $   9.60        $   9.82       $  10.02
                           ======          ======           ======             ========        ========       ========
---------------------------------------------------------------------------------------------------------------------------
Total Return........       (11.03)%        (1.80)%            4.31%                0.80%           4.48%          1.69%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000)......       $8,568          $7,829           $6,677             $118,227        $107,149       $101,363
 Ratio of Expenses
  to Average Net
  Assets
  After Expense
   Reimbursement and
   Waiver...........         1.00%(2)        1.00%            1.00%(2)             0.45%(2)        0.45%          0.45%(2)
  Before Expense
   Reimbursement and
   Waiver...........         1.47%(2)        1.47%            2.25%(2)             0.60%(2)        0.62%          0.73%(2)
 Ratio of Net
  Investment Income
  to Average Net
  Assets............         6.41%(2)        6.03%            4.17%(2)             6.14%(2)        5.82%          5.89%(2)
Portfolio turnover
 rate...............         3.94%          14.35%            0.84%               12.58%          74.94%         10.51%

--------
(1) Commencement of operations.
(2) Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                      Limited Maturity Bond Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....      $  10.32        $  10.45     $  10.31     $ 10.19      $ 10.43      $ 10.10
                              --------        --------     --------     -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.29            0.58         0.60        0.59         0.59         0.56
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.11)          (0.10)        0.22        0.12        (0.24)        0.33
                              --------        --------     --------     -------      -------      -------
   Total From Investment
    Operations..........          0.18            0.48         0.82        0.71         0.35         0.89
                              --------        --------     --------     -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.29)          (0.58)       (0.60)      (0.59)       (0.59)       (0.56)
 Net Capital Gains......            --           (0.03)       (0.08)         --           --           --
                              --------        --------     --------     -------      -------      -------
   Total Distributions..         (0.29)          (0.61)       (0.68)      (0.59)       (0.59)       (0.56)
                              --------        --------     --------     -------      -------      -------
Net Asset Value, End of
 Period.................      $  10.21        $  10.32     $  10.45     $ 10.31      $ 10.19      $ 10.43
                              ========        ========     ========     =======      =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............          1.74%           4.63%        8.15%       7.12%        3.38%        9.13%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........      $163,584        $166,257     $151,922     $43,010      $44,102      $44,652
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(1)        0.45%        0.50%       0.60%        0.60%        0.60%
 Before Expense
  Waiver................          0.58%(1)        0.58%        0.78%       0.75%        0.72%        0.70%
 Ratio of Net Investment
  Income to Average Net
  Assets................          5.59%(1)        5.54%        5.71%       5.72%        5.66%        5.56%
Portfolio turnover
 rate...................         15.61%          59.73%       48.24%      20.92%       52.79%       22.01%

--------
(1)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                                    Maryland Tax-Exempt Bond Fund
                          ----------------------------------------------------------------------------------
                             For the Six                          For the Years Ended
                            Months Ended    ----------------------------------------------------------------
                          November 30, 1999 May 31, 1999 May 31, 1998 May 31, 1997 May 31, 1996 May 31, 1995
                          ----------------- ------------ ------------ ------------ ------------ ------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....       $ 10.78        $ 10.82      $ 10.38       $10.20      $ 10.40      $ 10.25
                               -------        -------      -------       ------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..          0.22           0.45         0.48         0.50         0.49         0.49
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........         (0.42)         (0.04)        0.44         0.18        (0.20)        0.15
                               -------        -------      -------       ------      -------      -------
 Total From Investment
  Operations............         (0.20)          0.41         0.92         0.68         0.29         0.64
                               -------        -------      -------       ------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..         (0.22)         (0.45)       (0.48)       (0.50)       (0.49)       (0.49)
 Net Capital Gains......            --             --           --           --           --           --
                               -------        -------      -------       ------      -------      -------
 Total Distributions....         (0.22)         (0.45)       (0.48)       (0.50)       (0.49)       (0.49)
                               -------        -------      -------       ------      -------      -------
Net Asset Value, End of
 Period.................       $ 10.36        $ 10.78      $ 10.82       $10.38      $ 10.20      $ 10.40
                               =======        =======      =======       ======      =======      =======
------------------------------------------------------------------------------------------------------------
Total Return............        (1.84)%          3.81%        9.03%        6.80%        2.84%        6.48%
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........       $30,200        $26,565      $14,980       $8,298      $10,186      $12,360
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...          0.45%(1)       0.45%        0.49%        0.55%        0.62%        0.62%
 Before Expense Waiver..          0.84%(1)       0.87%        1.03%        1.13%        1.04%        0.97%
 Ratio of Net Investment
  Income to Average Net
  Assets................          4.24%(1)       4.12%        4.49%        4.84%        4.74%        4.83%
Portfolio turnover
 rate...................         18.19%         22.78%       55.95%       28.11%       20.58%       36.80%

--------
(1)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                Intermediate Tax-Exempt Bond Fund                 National Tax-Exempt Bond Fund
                         ----------------------------------------------- ------------------------------------------------
                            For the Six      For the     For the Period     For the Six      For the     For the Period
                           Months Ended     Year Ended  March 1, 1998(1)   Months Ended     Year Ended  March 1, 1998 (1)
                         November 30, 1999 May 31, 1999 to May 31, 1998  November 30, 1999 May 31, 1999  to May 31, 1998
                         ----------------- ------------ ---------------- ----------------- ------------ -----------------
                            (Unaudited)                                     (Unaudited)
Net Asset Value,
 Beginning of Period...       $ 10.00        $ 10.01        $ 10.00          $   9.93        $  10.05       $  10.00
                              -------        -------        -------          --------        --------       --------
Income From Investment
 Operations:
 Net Investment
  Income...............          0.18           0.38           0.10              0.22            0.44           0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments..........         (0.17)          0.07           0.01             (0.35)             --           0.05
                              -------        -------        -------          --------        --------       --------
 Total From Investment
  Operations...........          0.01           0.45           0.11             (0.13)           0.44           0.16
                              -------        -------        -------          --------        --------       --------
Less Distributions to
 Shareholders from:
 Net Investment
  Income...............         (0.18)         (0.38)         (0.10)            (0.22)          (0.44)         (0.11)
 Net Capital Gains.....            --          (0.08)            --                --           (0.12)          0.00
                              -------        -------        -------          --------        --------       --------
 Total Distributions...         (0.18)         (0.46)         (0.10)            (0.22)          (0.56)         (0.11)
                              -------        -------        -------          --------        --------       --------
Net Asset Value, End of
 Period................       $  9.83        $ 10.00        $ 10.01          $   9.58        $   9.93       $  10.05
                              =======        =======        =======          ========        ========       ========
-------------------------------------------------------------------------------------------------------------------------
Total Return...........          0.15%          4.58%          1.07%            (1.29)%          4.43%          1.64%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data
 Net Assets, End of
  Period (000).........       $88,291        $90,895        $93,992          $174,416        $178,067       $178,116
 Ratio of Expenses to
  Average Net Assets
 After Expense
  Reimbursement and
  Waiver...............          0.45%(2)       0.45%          0.45%(2)          0.45%(2)        0.45%          0.45%(2)
 Before Expense
  Reimbursement and
  Waiver...............          0.75%(2)       0.76%          0.88%(2)          0.73%(2)        0.74%          0.86%(2)
 Ratio of Net
  Investment Income to
  Average Net Assets...          3.73%(2)       3.80%          3.84%(2)          4.57%(2)        4.36%          4.49%(2)
Portfolio turnover
 rate..................         77.67%        149.02%         10.13%            60.55%         123.30%          7.37%

--------
(1)  Commencement of operations.
(2)  Annualized.
                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues thirteen classes of common stock representing in-terests in thirteen investment portfolios: the Prime Money Market Fund (Class
A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the Na-tional Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class M), the Equity Income Fund (Class N) and the In-termediate Tax-Exempt Bond Fund (Class O)--(the "Funds").

  On April 24, 1998, the Board of Directors of the Company approved the con-solidation of the Tax-Exempt Money Market Fund (Trust) with the Tax-Exempt Money Market Fund. The consolidation was effective on January 4, 1999 through
(i) the redemption of all of the outstanding shares of the Tax-Exempt Money Market Fund (Trust) by the shareholders of record, (ii) the issuance to the redeeming shareholders of the same number of shares of the Tax-Exempt Money Market Fund that such shareholders redeemed from the Tax-Exempt Money Market Fund (Trust), and (iii) the transfer of substantially all of the assets of the Tax-Exempt Money Market Fund (Trust) to the Tax-Exempt Money Market Fund. The aggregate net assets of the Funds immediately before the combination were $61,657,387 for the Tax-Exempt Money Market Fund (Trust) and $93,339,760 for the Tax-Exempt Money Market Fund.

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is per-formed pursuant to procedures adopted by the Company's Board of Direc-tors in an attempt to avoid dilution or

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

     other unfair results to shareholders. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

    Investments held by the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A secu-rity that is primarily traded on a domestic security exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are pri-marily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be de-termined through consideration of other factors by or under the direc-tion of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and asked prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation. Short-term investments with maturities of 60 days or less are valued at amor-tized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, In-ternational Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Inter-mediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

     Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Inter-mediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund; are de-clared and paid monthly to shareholders of the Growth & Income Fund, Eq-uity Income Fund and Equity Growth Fund; are declared and paid quarterly to shareholders of the Diversified Real Estate Fund; and are declared and paid semi-annually to shareholders of the International Equity Fund. Any net realized capital gains are distributed annually.

    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax resolutions.

  D) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regu-lated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fis-cal year. The following losses will be treated as arising on the first day of fiscal year ended May 31, 2000:

                                                                  Capital Losses
                                                                     Deferred
                                                                  --------------
     International Equity Fund...................................    $233,286
     Maryland Tax-Exempt Bond Fund...............................         473

  E) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institu-tions, such as banks and broker-dealers, subject to the seller's agree-ment to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agreement.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

  F) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respec-tive period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The International Equity Fund does not isolate that portion of the re-sults of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  G) Forward Foreign Currency Contracts: The International Equity Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctua-tions in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged cur-rency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

  H) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other finan-cial standards.

  I) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

  J) The International Equity Fund is subject to foreign income taxes by cer-tain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains realized upon disposition of Thailand securities held by the International Equity Fund are subject to capital gain tax in Thailand. The tax on realized gains is paid prior to repatriation of sales proceeds. A deferred tax liability is accrued on unrealized gains and totaled $18,813 at November 30, 1999.

2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

  Mercantile-Safe Deposit & Trust Company ("Mercantile") provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Adminis-

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
2. INVESTMENT ADVISER, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS -- Continued

tration Agreement. For its services as Adviser, Mercantile receives an advi-sory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 bil-lion during the preceding month, (b) .60% of the first $1 billion of the Growth & Income, Equity Income and Equity Growth Funds' average daily net as-sets during the preceding month plus .40% of such Funds' average daily net as-sets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of the Limited Maturity Bond and Total Return Bond Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (d) .50% of the first $1 billion of the Maryland Tax-Exempt Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' average daily net assets during the preceding month plus .25% of such Funds' average daily net assets in ex-cess of $1 billion during the preceding month, (e) .80% of the first $1 bil-lion of the International Equity Fund's average daily net assets during the preceding month plus .70% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercantile pays a sub-advisory fee to BlackRock, Inc. at an annual rate of .45% of the average daily net assets), and (f) .80% of the first $1 billion of the Diversified Real Estate Fund's av-erage daily net assets during the preceding month plus .60% of such Fund's av-erage daily net assets in excess of $1 billion during the preceding month. For its services as Administrator, Mercantile receives an administration fee com-puted daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

  Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services ("the Distributor"). The Dis-tributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting and trans-fer agent services provided to the Funds.

  Each director of the Company received from the Company an annual fee of $9,500 and a fee of $2,000 for each Board meeting attended and was reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chair-man of the Board of Directors and President receives an additional fee of $7,500 for his services in these capacities. No person who is a director, of-ficer or employee of Mercantile serves as a director, officer or employee of the Company. During the six months ended November 30, 1999, the Funds paid le-gal fees to a law firm, a partner of which serves as Secretary of the Company.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)

3. NET ASSETS

  At November 30, 1999, net assets consisted of the following:

                                         Prime       Government    Tax-Exempt
                                     Money  Market  Money Market  Money Market
                                         Fund           Fund          Fund
                                     -------------  ------------  ------------
Capital Paid-In....................  $536,347,717   $419,250,165  $162,939,742
Accumulated Realized Gain (Loss) on
 Investments.......................      (105,696)      (126,205)      (13,803)
                                     ------------   ------------  ------------
                                     $536,242,021   $419,123,960  $162,925,939
                                     ============   ============  ============

                           Growth &        Equity       Equity     International Diversified
                            Income         Income       Growth        Equity     Real Estate
                             Fund           Fund         Fund          Fund          Fund
                           --------        ------       ------     ------------- -----------
Capital Paid-In......... $226,405,955   $125,642,833  $32,166,035   $69,484,438  $ 10,085,107
Accumulated Realized
 Gain (Loss) on
 Investments and Foreign
 Currency...............   28,898,952     58,274,379    3,851,916    11,454,782      (267,792)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments and Foreign
 Currency...............  190,181,295     99,077,343   19,888,706    19,026,140    (1,280,346)
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................      171,405        785,728        6,912      (130,892)       31,444
                         ------------   ------------  -----------   -----------  ------------
                         $445,657,607   $283,780,283  $55,913,569   $99,834,468  $  8,568,413
                         ============   ============  ===========   ===========  ============

                            Limited        Total       Maryland    Intermediate    National
                         Maturity Bond  Return Bond   Tax-Exempt    Tax-Exempt    Tax-Exempt
                             Fund           Fund       Bond Fund     Bond Fund    Bond Fund
                         -------------  -----------   ----------   ------------   ----------
Capital Paid-In......... $165,871,366   $120,533,889  $31,463,902   $88,959,835  $174,091,549
Accumulated Realized
 Gain (Loss) on
 Investments............      228,026       (183,989)    (465,120)     (378,250)   (1,316,569)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments............   (2,518,104)    (2,123,395)    (799,189)     (298,782)    1,627,291
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................        2,589             --           --         7,986        14,131
                         ------------   ------------  -----------   -----------  ------------
                         $163,583,877   $118,226,505  $30,199,593   $88,290,789  $174,416,402
                         ============   ============  ===========   ===========  ============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)

4. CAPITAL STOCK

  Transactions in shares of the Company are summarized as follows:

                            Prime Money Market Fund       Government Money Market Fund
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 1999 May 31, 1999  November 30, 1999 May 31, 1999
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............    288,439,035     766,296,619     284,676,488     709,317,736
Shares Redeemed.........   (283,621,369)   (685,216,360)   (311,979,829)   (656,540,088)
Shares Reinvested.......        589,025       1,001,344         905,097       1,611,353
                           ------------    ------------    ------------    ------------
Net Increase (Decrease)
 in Shares..............      5,406,691      82,081,603     (26,398,244)     54,389,001
Shares Outstanding:
 Beginning of Period....    530,941,026     448,859,423     445,648,410     391,259,409
                           ------------    ------------    ------------    ------------
 End of Period..........    536,347,717     530,941,026     419,250,166     445,648,410
                           ============    ============    ============    ============

                          Tax-Exempt Money Market Fund        Growth & Income Fund
                         ------------------------------  ------------------------------
                            For the Six    For the Year     For the Six    For the Year
                           Months Ended       Ended        Months Ended       Ended
                         November 30, 1999 May 31, 1999  November 30, 1999 May 31, 1999
                         ----------------- ------------  ----------------- ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............    118,268,995     144,298,995        789,231       2,778,002
Shares Redeemed.........    (98,570,763)   (152,722,958)      (774,176)     (3,292,178)
Shares Reinvested.......         13,282          22,400         22,409         496,412
Shares Issued Due to
 Exchange of Tax-Ex
 (Trust) Shares for Tax-
 Ex Shares..............             --      61,658,534             --              --
                            -----------    ------------     ----------      ----------
Net Increase (Decrease)
 in Shares..............     19,711,514      53,256,971         37,464         (17,764)
Shares Outstanding:
 Beginning of Period....    143,229,375      89,972,404     17,479,070      17,496,834
                            -----------    ------------     ----------      ----------
 End of Period..........    162,940,889     143,229,375     17,516,534      17,479,070
                            ===========    ============     ==========      ==========

                               Equity Income Fund             Equity Growth Fund
                         ------------------------------ ------------------------------
                            For the Six    For the Year    For the Six    For the Year
                           Months Ended       Ended       Months Ended       Ended
                         November 30, 1999 May 31, 1999 November 30, 1999 May 31, 1999
                         ----------------- ------------ ----------------- ------------
                            (Unaudited)                    (Unaudited)
Shares Sold.............       309,834         818,862        398,817        934,758
Shares Redeemed.........    (1,703,333)     (4,951,404)      (173,913)      (494,334)
Shares Reinvested.......        12,007       3,451,972            438        307,838
                            ----------      ----------      ---------      ---------
Net Increase (Decrease)
 in Shares..............    (1,381,492)       (680,570)       225,342        748,262
Shares Outstanding:
 Beginning of Period....    30,651,908      31,332,478      4,140,373      3,392,111
                            ----------      ----------      ---------      ---------
 End of Period..........    29,270,416      30,651,908      4,365,715      4,140,373
                            ==========      ==========      =========      =========

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued
                                  (Unaudited)
4. CAPITAL STOCK -- Continued


                           International Equity Fund       Diversified Real Estate Fund
                         ------------------------------ --------------------------------------
                            For the Six    For the Year     For the Six        For the Year
                           Months Ended       Ended        Months Ended           Ended
                         November 30, 1999 May 31, 1999  November 30, 1999     May 31, 1999
                         ----------------- ------------  -----------------     ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............      3,089,647      3,532,140               258,459            192,039
Shares Redeemed.........     (2,959,421)    (3,716,761)              (39,459)           (18,434)
Shares Reinvested.......          4,647        130,150                 2,803              3,153
                            -----------     ----------     -----------------   ----------------
Net Increase (Decrease)
 in Shares..............        134,873        (54,471)              221,803            176,758
Shares Outstanding:
 Beginning of Period....      6,090,442      6,144,913               835,621            658,863
                            -----------     ----------     -----------------   ----------------
 End of Period..........      6,225,315      6,090,442             1,057,424            835,621
                            ===========     ==========     =================   ================
                           Limited Maturity Bond Fund         Total Return Bond Fund
                         ------------------------------ --------------------------------------
                            For the Six    For the Year For the Six Months     For the Year
                           Months Ended       Ended            Ended              Ended
                         November 30, 1999 May 31, 1999  November 30, 1999     May 31, 1999
                         ----------------- ------------ ------------------     ------------
                            (Unaudited)                       (Unaudited)
Shares Sold.............        956,654      3,237,655             1,844,296          2,162,872
Shares Redeemed.........     (1,112,145)    (1,839,478)             (460,461)        (1,459,049)
Shares Reinvested.......         70,460        169,722                21,328             83,296
                            -----------     ----------     -----------------   ----------------
Net Increase (Decrease)
 in Shares .............        (85,031)     1,567,899             1,405,163            787,119
Shares Outstanding:
 Beginning of Period....     16,111,070     14,543,171            10,906,968         10,119,849
                            -----------     ----------     -----------------   ----------------
 End of Period..........     16,026,039     16,111,070            12,312,131         10,906,968
                            ===========     ==========     =================   ================
                         Maryland Tax-Exempt Bond Fund  Intermediate Tax-Exempt Bond Fund
                         ------------------------------ --------------------------------------
                            For the Six    For the Year For the Six Months     For the Year
                           Months Ended       Ended            Ended              Ended
                         November 30, 1999 May 31, 1999  November 30, 1999     May 31, 1999
                         ----------------- ------------ ------------------     ------------
                            (Unaudited)                     (Unaudited)
Shares Sold.............        673,064      1,651,881               610,311            782,513
Shares Redeemed.........       (228,376)      (583,325)             (717,817)        (1,146,751)
Shares Reinvested.......          6,015         10,397                   314             62,688
                            -----------     ----------     -----------------   ----------------
Net Increase (Decrease)
 in Shares..............        450,703      1,078,953              (107,192)          (301,550)
Shares Outstanding:
 Beginning of Period....      2,463,434      1,384,481             9,089,368          9,390,918
                            -----------     ----------     -----------------   ----------------
 End of Period..........      2,914,137      2,463,434             8,982,176          9,089,368
                            ===========     ==========     =================   ================

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued
                                  (Unaudited)
4. CAPITAL STOCK -- Continued

                                                  National Tax-Exempt Bond Fund
                                                  ------------------------------
                                                     For the Six    For the Year
                                                    Months Ended       Ended
                                                  November 30, 1999 May 31, 1999
                                                  ----------------- ------------
                                                     (Unaudited)
Shares Sold......................................     1,021,418       1,558,731
Shares Redeemed..................................      (758,310)     (1,524,874)
Shares Reinvested................................           681         186,631
                                                     ----------      ----------
Net Increase (Decrease) in Shares................       263,789         220,488
Shares Outstanding:
 Beginning of Period.............................    17,936,893      17,716,405
                                                     ----------      ----------
 End of Period...................................    18,200,682      17,936,893
                                                     ==========      ==========


5. PURCHASES & SALES OF SECURITIES

For the six months ended November 30, 1999, total aggregate purchases and pro-ceeds from sales of investment securities (excluding short-term securities) were as follows:

                                                       U.S.
                                                    Government  U.S. Government
                           Purchases*     Sales*     Purchases       Sales
                          ------------ ------------ ----------  ---------------
Growth & Income Fund....  $ 43,230,270 $ 45,705,385 $         0   $         0
Equity Income Fund......    31,950,979   43,082,962           0             0
Equity Growth Fund......     6,447,457    3,480,917           0             0
International Equity
 Fund...................    43,767,160   45,706,759           0             0
Diversified Real Estate
 Fund...................     2,158,505      304,350           0             0
Limited Maturity Bond
 Fund...................    11,225,965    3,263,032   9,914,169    19,497,165
Total Return Bond Fund..    10,870,661    6,583,650  14,918,377     6,320,547
Maryland Tax-Exempt Bond
 Fund...................     9,577,065    4,591,770           0             0
Intermediate Tax-Exempt
 Bond Fund..............    64,196,039   67,825,168           0             0
National Tax-Exempt Bond
 Fund...................   100,062,441  101,289,002           0             0

--------
* (excluding short-term and U.S. Government securities)

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded
                                  (Unaudited)

6. CAPITAL LOSS CARRYOVERS

At May 31, 1999, the following Funds had capital loss carryovers:.

                                 Capital Loss    Capital Loss    Expiration
                              Carryover Utilized  Carryover         Year
                              ------------------ ------------    ----------
   Prime Money Market Fund..       $ 3,130         $105,696   2003 through 2006
   Government Money Market
    Fund....................                        126,205   2003 through 2004
   Tax-Exempt Money Market
    Fund....................           306            7,494   2003 through 2007
   Diversified Real Estate
    Fund....................                        178,786   2006
   Maryland Tax-Exempt Bond
    Fund....................        14,267          436,087   2003 through 2004

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

7. LINE OF CREDIT

M.S.D.&T. Funds, Inc. has established a line of credit with Fifth Third Bank with respect to all Funds except International Equity Fund. The line of cred-it, which is in an uncommitted aggregate amount of $25 million, may be ac-cessed by the Funds for temporary or emergency purposes only. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At November 30, 1999, the Funds had no outstanding borrowings under the line of credit.

                           IMPORTANT TAX INFORMATION
                                  (Unaudited)

During the calendar year ended December 31, 1999, the distributions paid by the Funds were derived from the following:

                         Net Investment Income
                            and Short-Term     Exempt Interest Dividends
                             Capital Gains      (excludable from gross   Long-Term Capital Gains
                         (taxable as ordinary  income for Federal income (taxable at a long-term
                                income)              tax purposes)         capital gain rate)
                         --------------------- ------------------------- -----------------------
Prime Money Market......         100.0%                     --                      --
Government Money
 Market.................         100.0%                     --                      --
Tax-Exempt Money
 Market.................            --                   100.0%                     --
Growth & Income(1)......           9.1%                     --                    90.9%
Equity Income(1)........          17.8%                     --                    82.2%
Equity Growth(1)........           3.5%                     --                    96.5%
International
 Equity(2)..............          15.1%                     --                    84.9%
Limited Maturity Bond...          98.0%                     --                     2.0%
Total Return Bond.......          96.3%                     --                     3.7%
Maryland Tax-Exempt
 Bond...................            --                   100.0%                     --
Intermediate Tax-Exempt
 Bond...................           6.5%                   85.8%                    7.7%
National Tax-Exempt
 Bond...................           7.2%                   91.2%                    1.6%

--------
(1) 100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
(2) The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be in-cluded in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                                  (Unaudited)

                          CAPITAL GAIN DISTRIBUTIONS

During the calendar year ending December 31, 1999, the M.S.D.&T. Funds dis-tributed capital gains to shareholders of Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund, Total Return Bond Fund, Limited Maturity Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund on 12/21/99. The Securities and Exchange Commission re-quires mutual funds to disclose to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited else-where in the report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

                                                            Short-Term Long-Term
                                                            ---------- ---------
       Growth & Income Fund................................     0.0%     100.0%
       Equity Income Fund..................................     9.3%      90.7%
       Equity Growth Fund..................................     0.0%     100.0%
       International Equity Fund...........................    11.0%      89.0%
       Total Return Bond Fund..............................    27.1%      72.9%
       Limited Maturity Bond Fund..........................    18.1%      81.9%
       Intermediate Tax-Exempt Bond Fund...................    45.8%      54.2%
       National Tax-Exempt Bond Fund.......................    81.7%      18.3%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

                                  (Unaudited)

         Income by Country for the M.S.D.&T. International Equity Fund

                     Calendar Year Ended December 31, 1999

                                                     Percentage of Percentage of
                                                     Gross Income:  Taxes Paid:
                                                     ------------- -------------
Australia...........................................      3.27%         0.24%
Brazil..............................................      0.12          0.00
China...............................................      0.00          0.00
Denmark.............................................      0.81          0.94
Finland.............................................      0.27          0.37
France..............................................     12.83         21.61
Germany.............................................      8.72          6.24
Greece..............................................      0.10          0.22
Hong Kong...........................................      3.68          0.00
Hungary.............................................      0.20          0.22
Indonesia...........................................      0.17          0.21
Italy...............................................      3.36          3.87
Japan...............................................      8.39          9.83
Malaysia............................................      0.25          0.31
Mexico..............................................      0.42          0.13
Netherlands.........................................      6.29          3.81
Philippines.........................................      0.05          0.22
Poland..............................................      0.80          0.72
Singapore...........................................      2.32          4.01
South Africa........................................      1.10          0.04
Spain...............................................      3.16          1.81
Switzerland.........................................      3.00          3.70
Thailand............................................      0.00         21.12
United Kingdom......................................     32.67         20.38
United States.......................................      8.02          0.00
                                                        ------        ------
Total...............................................    100.00        100.00

  Foreign taxes withheld as of December 31, 1999 were $216,021, or 52.95% of distributed income.

                                  (Unaudited)

                    Income by State for the M.S.D.&T. Funds

                     Calendar Year Ended December 31, 1999

                                  Tax-Exempt   Maryland  Intermediate  National
                                     Money    Tax-Exempt  Tax-Exempt  Tax-Exempt
                                  Market Fund Bond Fund   Bond Fund   Bond Fund
                                  ----------- ---------- ------------ ----------
Percentage of Income:
  Alabama........................     0.04%       0.00%       1.12%       0.94%
  Alaska.........................     0.62        0.00        0.12        0.00
  Arizona........................     0.00        0.00        1.72        1.55
  California.....................     0.00        0.00        0.47        0.82
  Colorado.......................     0.00        0.00        0.25        1.22
  Connecticut....................     0.00        0.00        1.44        1.31
  Delaware.......................     0.00        0.00        2.97        1.22
  District Of Columbia...........     0.51        0.00        3.28        0.35
  Florida........................     5.09        0.00        8.48        6.32
  Georgia........................     0.66        0.00        7.15        0.30
  Illinois.......................     8.26        0.00        6.22        2.91
  Indiana........................     0.48        0.00        0.00        0.96
  Kansas.........................     0.00        0.00        0.00        0.24
  Kentucky.......................     2.09        0.00        3.28        0.82
  Louisiana......................     6.11        0.00        2.42        0.00
  Maryland.......................     2.46       97.97        3.44       12.74
  Massachusetts..................     0.30        0.00        5.69        6.40
  Michigan.......................     3.35        0.00        6.32        3.87
  Minnesota......................     4.85        0.00        1.11        1.35
  Mississippi....................     1.01        0.00        0.00        0.26
  Missouri.......................     2.33        0.00        0.36        0.00
  Nebraska.......................     0.42        0.00        1.26        0.71
  Nevada.........................     1.07        0.00        0.00        2.78
  New Hampshire..................     1.55        0.00        0.87        0.75
  New Jersey.....................     0.00        0.00        0.78        4.41
  New Mexico.....................     0.00        0.00        3.49        0.12
  New York.......................     0.44        0.00        2.74        8.44
  North Carolina.................    10.49        0.00        2.62        0.00
  Ohio...........................     7.39        0.00        1.52        3.85
  Oklahoma.......................     0.00        0.00        2.19        0.96
  Oregon.........................     1.79        0.00        0.34        0.84
  Pennsylvania...................     2.98        0.00        5.37        9.54
  Rhode Island...................     0.00        0.00        0.00        1.12
  South Carolina.................     4.06        0.00        3.22        0.00
  Tennessee......................     0.00        0.00        0.43        2.20
  Texas..........................    17.30        0.00        4.82        7.64
  Utah...........................     1.41        0.00        3.14        3.37
  Virginia.......................     0.83        0.00        1.73        2.93
  Washington.....................     3.94        0.00        2.71        1.84
  Wisconsin......................     1.82        0.00        3.85        2.58
  Wyoming........................     2.01        0.00        0.00        0.00
  Other Mutual Funds.............     4.34        2.03        3.08        2.34
                                    ------      ------      ------      ------
    Total........................   100.00      100.00      100.00      100.00

                                  (Unaudited)
                              Assets Held by State

                       As of Year Ended December 31, 1999

                                  Tax-Exempt   Maryland  Intermediate  National
                                     Money    Tax-Exempt  Tax-Exempt  Tax-Exempt
                                  Market Fund Bond Fund   Bond Fund   Bond Fund
                                  ----------- ---------- ------------ ----------
Alabama..........................     0.00%       0.00%       0.34%       1.00%
Alaska...........................     0.64        0.00        1.07        0.00
Arizona..........................     0.00        0.00        3.47        2.17
Colorado.........................     0.00        0.00        0.00        0.88
Connecticut......................     0.00        0.00        3.47        3.57
Delaware.........................     0.00        0.00        2.35        2.68
District Of Columbia.............     0.00        0.00        3.53        0.00
Florida..........................     6.92        0.00        0.00        5.97
Georgia..........................     1.20        0.00        8.51        1.15
Illinois.........................     6.57        0.00        8.02        7.66
Indiana..........................     0.00        0.00        0.00        2.42
Kansas...........................     0.00        0.00        0.00        1.23
Kentucky.........................     2.56        0.00        2.31        0.00
Louisiana........................     7.69        0.00        2.33        0.00
Maryland.........................     5.90       94.51        5.79       16.17
Massachusetts....................     0.00        0.00        5.51        7.38
Michigan.........................     2.96        0.00        0.00        2.43
Minnesota........................     5.77        0.00        3.44        2.58
Mississippi......................     0.70        0.00        0.00        0.00
Missouri.........................     2.17        0.00        0.00        0.00
Nebraska.........................     0.00        0.00        2.61        1.12
Nevada...........................     1.65        0.00        0.00        0.00
New Hampshire....................     3.39        0.00        0.00        0.00
New Jersey.......................     0.00        0.00        2.29        3.48
New Mexico.......................     0.00        0.00        3.38        0.00
New York.........................     3.20        0.00        3.20        5.35
North Carolina...................     8.64        0.00        1.15        0.00
Ohio.............................     8.04        0.00        1.15        2.86
Oklahoma.........................     0.00        0.00        2.88        0.46
Oregon...........................     2.32        0.00        1.51        0.00
Pennsylvania.....................     4.62        0.00        5.22        7.85
Rhode Island.....................     0.00        0.00        0.00        0.92
South Carolina...................     3.94        0.00        2.88        0.00
Texas............................    12.71        0.00        7.37        4.50
Utah.............................     1.31        0.00        2.31        2.53
Virginia.........................     0.98        0.00        2.37        2.59
Washington.......................     0.00        0.00        2.81        3.47
Wisconsin........................     0.00        0.00        1.31        1.66
Wyoming..........................     2.05        0.00        0.00        0.00
Other Assets.....................     0.66        1.55        1.54        1.47
Other Mutual Funds...............     3.41        3.94        5.88        4.45
                                    ------      ------      ------      ------
  Total..........................   100.00      100.00      100.00      100.00

                     IMPORTANT TAX INFORMATION -- Concluded
                                  (Unaudited)
             M.S.D.&T. Funds that Hold U.S. Government Obligations

                                Government  Diversified  Limited
                                   Money    Real Estate Maturity  Total Return
                                Market Fund    Fund     Bond Fund  Bond Fund
                                ----------- ----------- --------- ------------
Percentage of Income for the
 Calendar Year Ended December
 31, 1999:
  Treasury Obligations.........     0.00%       0.55%     32.15%     10.50%
  Federal Agency Obligations...    33.42        0.00       0.78       2.15
  Other Agency Obligations.....    23.96        0.00      10.81      32.60
  Federal Home Loan Mortgage
   Obligations.................    22.80        0.00       5.62      13.51
  Other Obligations............    19.82       99.45      50.64      41.24
                                   -----      ------      -----      -----
    Total......................      100         100        100        100
Percentage of Assets held on
 December 31, 1999:
  Treasury Obligations.........     0.00%       0.00%     26.89%     10.82%
  Federal Agency Obligations...    37.87        0.00       1.22       2.10
  Other Agency Obligations.....    20.30        0.00      10.66      28.52
  Federal Home Loan Mortgage
   Obligations.................    23.28        0.00       7.78      13.17
  Other Obligations............    18.55      100.00      53.45      45.39
                                   -----      ------      -----      -----
    Total......................      100         100        100        100

Investment Adviser and Administrator:

[Logo]


Custodian (except for the International Equity Fund)

Distributor and Transfer Agent:

Custodian for the International Equity Fund